Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Extended Market Index Portfolio
March 31, 2026
VEMI-NPRT1-0526
1.9887320.107
Common Stocks - 97.2%
	Shares	Value ($)
AUSTRALIA - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Anglogold Ashanti Plc	28,363	2,761,422
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	6,734	154,545
BELGIUM - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Global Ltd Class A (b)	11,991	144,971
Liberty Global Ltd Class C (b)	7,890	92,550

TOTAL BELGIUM		237,521
BERMUDA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	3,443	42,039
Financials - 0.2%
Insurance - 0.2%
RenaissanceRe Holdings Ltd	3,082	916,063
TOTAL BERMUDA		958,102
CANADA - 0.2%
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)	6,651	43,098
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Tankers Ltd Class A	1,601	117,385
Information Technology - 0.2%
Software - 0.2%
D-Wave Quantum Inc (b)(c)	23,211	334,935
Hut 8 Corp (United States) (b)	6,437	301,960
TOTAL INFORMATION TECHNOLOGY		636,895
Materials - 0.0%
Metals & Mining - 0.0%
McEwen Inc (b)(c)	3,185	65,038
TOTAL CANADA		862,416
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	12,979	41,792
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	3,558	23,127
Paper & Forest Products - 0.0%
Mercer International Inc	2,851	4,048
TOTAL GERMANY		27,175
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)	32,516	90,394
IRELAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	2,359	35,975
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	2,729	26,526
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	1,009	73,657
TOTAL IRELAND		136,158
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)	10,799	74,189
JAPAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Allegro MicroSystems Inc (b)	8,321	262,361
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc	2,542	189,786
NETHERLANDS - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (b)	4,270	69,815
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A	1,060	7,112
PUERTO RICO - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	4,376	37,809
Liberty Latin America Ltd Class C (b)	6,420	56,624
TOTAL COMMUNICATION SERVICES		94,433
Financials - 0.3%
Banks - 0.3%
First BanCorp/Puerto Rico	10,521	224,729
Ofg Bancorp	2,930	118,547
Popular Inc	4,451	597,191
		940,467
Financial Services - 0.0%
EVERTEC Inc	4,272	120,556
TOTAL FINANCIALS		1,061,023
TOTAL PUERTO RICO		1,155,456
SINGAPORE - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	3,486	229,100
SWEDEN - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Autoliv Inc	4,673	491,413
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	8,941	162,458
Health Care - 0.1%
Biotechnology - 0.1%
CRISPR Therapeutics AG (b)(c)	6,387	303,830
TOTAL SWITZERLAND		466,288
THAILAND - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	1,773	50,566
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Fabrinet (b)	2,397	1,250,083
TOTAL THAILAND		1,300,649
UNITED KINGDOM - 0.4%
Energy - 0.4%
Energy Equipment & Services - 0.4%
TechnipFMC PLC	27,012	1,867,340
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	1,758	21,412
TOTAL UNITED KINGDOM		1,888,752
UNITED STATES - 94.8%
Communication Services - 3.1%
Diversified Telecommunication Services - 0.6%
Anterix Inc (b)	1,314	50,182
AST SpaceMobile Inc Class A (b)(c)	16,155	1,338,765
Atn International Inc	665	18,101
Bandwidth Inc Class A (b)	1,793	31,951
Cogent Communications Holdings Inc	3,243	61,098
Globalstar Inc (b)	3,397	225,629
IDT Corp Class B	1,411	69,280
Iridium Communications Inc	7,086	196,566
Lumen Technologies Inc (b)	63,138	438,809
Shenandoah Telecommunications Co	3,204	49,406
Uniti Group Inc (b)	12,138	113,854
		2,593,641
Entertainment - 0.7%
AMC Entertainment Holdings Inc Class A (b)(c)	32,521	31,871
Atlanta Braves Holdings Inc Class A (b)	817	38,522
Atlanta Braves Holdings Inc Class C (b)	2,963	126,520
Cinemark Holdings Inc	6,937	197,843
Madison Square Garden Entertainment Corp Class A (b)	2,731	160,883
Madison Square Garden Sports Corp Class A (b)	1,201	386,001
Marcus Corp/The	1,477	25,360
Roku Inc Class A (b)	8,753	828,209
Sphere Entertainment Co Class A (b)(c)	1,770	207,798
Starz Entertainment Corp	805	9,258
TKO Group Holdings Inc Class A	4,435	894,318
Vivid Seats Inc Class A (b)(c)	504	2,978
Warner Music Group Corp Class A	9,831	251,084
		3,160,645
Interactive Media & Services - 0.7%
Angi Inc Class A (b)	2,345	16,063
Bumble Inc Class A (b)	5,071	16,531
Cargurus Inc Class A (b)	5,475	186,424
Cars.com Inc (b)	3,497	28,396
EverQuote Inc Class A (b)	1,783	27,494
fuboTV Inc Class A (b)(c)	1,814	17,160
IAC Inc Class A (b)	4,397	176,012
Match Group Inc	15,771	484,327
MediaAlpha Inc Class A (b)	2,086	19,400
Nextdoor Holdings Inc Class A (b)	14,891	20,847
QuinStreet Inc (b)	3,987	47,884
Reddit Inc Class A (b)	8,482	1,142,102
Rumble Inc Class A (b)(c)	7,948	40,535
Shutterstock Inc	1,813	30,114
Snap Inc Class A (b)	75,539	347,479
TripAdvisor Inc Class A (c)	7,945	84,694
Trump Media & Technology Group Corp (b)(c)	10,840	100,595
Yelp Inc Class A (b)	3,917	96,907
Ziff Davis Inc (b)(c)	2,641	110,816
ZipRecruiter Inc Class A (b)	4,045	7,443
ZoomInfo Technologies Inc (b)	18,250	109,135
		3,110,358
Media - 1.1%
AMC Networks Inc Class A (b)	2,003	13,600
Boston Omaha Corp (b)(c)	1,393	16,270
Cable One Inc (b)(c)	294	26,816
Cardlytics Inc (b)(c)	3,362	3,530
Clear Channel Outdoor Holdings Inc (b)	22,084	52,339
DoubleVerify Holdings Inc (b)	8,974	85,253
EchoStar Corp Class A (b)	9,004	1,054,099
EW Scripps Co/The Class A (b)	4,261	15,851
Gray Media Inc	5,306	23,028
Ibotta Inc Class A (b)	852	25,534
iHeartMedia Inc Class A (b)	7,688	22,449
John Wiley & Sons Inc Class A	2,769	105,499
Liberty Broadband Corp Class A (b)	1,093	54,890
Liberty Broadband Corp Class C (b)	7,913	398,024
Magnite Inc (b)	9,568	113,668
MNTN Inc Class A (b)	729	6,415
National CineMedia Inc	5,972	18,215
New York Times Co/The Class A	10,803	904,535
News Corp Class A	25,348	631,926
News Corp Class B (c)	8,007	228,279
Nexstar Media Group Inc	1,910	345,385
NIQ Global Intelligence Plc (c)	3,222	36,634
Optimum Communications Inc Class A (b)	16,763	21,792
Paramount Skydance Corp Class B (c)	20,847	188,040
PubMatic Inc Class A (b)	2,225	18,201
Scholastic Corp	1,574	61,480
Sinclair Inc Class A	2,532	32,764
Sirius XM Holdings Inc (c)	12,697	293,047
Stagwell Inc Class A (b)	7,071	44,477
TechTarget Inc (b)	1,838	7,131
Thryv Holdings Inc (b)	2,618	7,173
USA TODAY Co Inc (b)	8,590	60,560
		4,916,904
Wireless Telecommunication Services - 0.0%
Array Digital Infrastructure Inc	1,006	46,417
Gogo Inc (b)	5,036	20,245
Spok Holdings Inc	1,381	15,053
Telephone and Data Systems Inc	6,573	276,723
		358,438
TOTAL COMMUNICATION SERVICES		14,139,986
Consumer Discretionary - 10.0%
Automobile Components - 0.8%
Adient PLC (b)	5,251	106,123
BorgWarner Inc	14,298	775,809
Cooper-Standard Holdings Inc (b)	1,119	31,186
Dana Inc	7,804	262,605
Dauch Corporation (b)	8,272	49,053
Dorman Products Inc (b)	1,863	194,423
Fox Factory Holding Corp (b)	2,895	47,652
Gentex Corp	14,660	320,321
Gentherm Inc (b)	2,124	59,005
Goodyear Tire & Rubber Co/The (b)	18,757	124,359
LCI Industries	1,619	199,105
Lear Corp	3,474	420,632
Patrick Industries Inc	2,240	248,797
Phinia Inc	2,584	176,849
QuantumScape Corp Class A (b)(c)	30,978	197,640
Solid Power Inc (b)(c)	11,373	34,118
Standard Motor Products Inc	1,434	49,817
Stoneridge Inc (b)	1,776	8,577
Visteon Corp	1,846	168,189
XPEL Inc (b)(e)	1,683	74,490
		3,548,750
Automobiles - 0.3%
Harley-Davidson Inc	7,786	157,433
Lucid Group Inc (b)(c)	9,194	87,619
Rivian Automotive Inc Class A (b)	53,955	812,023
Thor Industries Inc	3,525	281,612
Winnebago Industries Inc	1,945	60,275
		1,398,962
Broadline Retail - 0.3%
Dillard's Inc Class A	200	114,422
Etsy Inc (b)	6,605	330,118
Groupon Inc (b)(c)	1,821	21,670
Kohl's Corp	7,419	95,705
Macy's Inc	17,998	325,584
Ollie's Bargain Outlet Holdings Inc (b)	4,107	378,008
Savers Value Village Inc (b)(c)	2,375	17,670
		1,283,177
Distributors - 0.0%
GigaCloud Technology Inc Class A (b)	1,738	78,870
Gold.com Inc	1,347	53,988
		132,858
Diversified Consumer Services - 0.9%
ADT Inc	33,880	222,592
American Public Education Inc (b)	1,226	69,735
Bright Horizons Family Solutions Inc (b)	3,790	311,273
Carriage Services Inc	1,097	50,089
Coursera Inc (b)	9,282	54,021
Covista Inc (b)	2,427	279,712
Driven Brands Holdings Inc (b)	4,090	51,575
Duolingo Inc Class A (b)	2,682	264,365
European Wax Center Inc Class A (b)	1,941	11,219
Frontdoor Inc (b)	4,829	255,261
Graham Holdings Co Class B	227	239,998
Grand Canyon Education Inc (b)	1,849	314,385
H&R Block Inc	8,496	269,663
KinderCare Learning Cos Inc (b)(c)	2,003	4,406
Laureate Education Inc (b)	8,956	312,027
Lincoln Educational Services Corp (b)	2,016	82,011
Matthews International Corp Class A (c)	2,138	55,203
Mister Car Wash Inc (b)	6,812	47,480
Nerdy Inc Class A (b)(c)	4,254	3,471
Perdoceo Education Corp	4,020	149,584
Service Corp International/US	9,347	771,221
Strategic Education Inc	1,555	129,003
Stride Inc (b)	2,892	254,988
Udemy Inc (b)	6,004	27,738
Universal Technical Institute Inc (b)	3,336	120,430
		4,351,450
Hotels, Restaurants & Leisure - 2.4%
Accel Entertainment Inc Class A (b)	4,132	45,080
Aramark	17,568	712,207
Biglari Holdings Inc Class B (b)	42	13,843
BJ's Restaurants Inc (b)	1,358	47,666
Bloomin' Brands Inc	4,909	26,509
Boyd Gaming Corp	3,863	317,461
Brinker International Inc (b)	2,973	424,455
Caesars Entertainment Inc (b)	13,662	361,087
Cava Group Inc (b)(c)	6,676	540,088
Cheesecake Factory Inc/The	3,079	168,575
Choice Hotels International Inc (c)	1,364	141,174
Churchill Downs Inc	4,430	397,947
Cracker Barrel Old Country Store Inc	1,579	44,386
Dave & Buster's Entertainment Inc (b)(c)	1,710	18,519
Dine Brands Global Inc	938	24,613
Dutch Bros Inc Class A (b)	8,499	430,559
El Pollo Loco Holdings Inc (b)	1,638	22,703
First Watch Restaurant Group Inc (b)	2,904	30,434
Global Business Travel Group I Class A (b)(c)	7,754	43,267
Golden Entertainment Inc	1,258	33,576
Hilton Grand Vacations Inc (b)	4,027	157,536
Hyatt Hotels Corp Class A (c)	2,798	402,324
Jack in the Box Inc (b)(c)	1,209	11,691
Krispy Kreme Inc	5,979	20,269
Kura Sushi USA Inc Class A (b)	401	27,986
Life Time Group Holdings Inc (b)	10,222	275,381
Lindblad Expeditions Holdings Inc (b)	2,620	45,326
Lucky Strike Entertainment Corp Class A (c)	990	8,236
Marriott Vacations Worldwide Corp	1,857	120,928
MGM Resorts International (b)	13,708	507,333
Monarch Casino & Resort Inc	842	80,495
Norwegian Cruise Line Holdings Ltd (b)	30,434	569,116
Papa John's International Inc (c)	2,226	72,145
Penn Entertainment Inc (b)	8,474	127,364
Planet Fitness Inc Class A (b)	5,545	412,437
Portillo's Inc Class A (b)(c)	4,561	24,128
Pursuit Attractions and Hospitality Inc (b)	1,488	54,505
Rci Hospitality Holdings Inc	510	11,633
Red Rock Resorts Inc Class A	3,261	174,007
Rush Street Interactive Inc Class A (b)	6,542	142,289
Sabre Corp (b)	28,048	40,670
Serve Robotics Inc (b)(c)	3,813	32,182
Shake Shack Inc Class A (b)	2,696	238,515
Six Flags Entertainment Corp (b)(c)	6,744	119,706
Sweetgreen Inc Class A (b)(c)	7,589	39,387
Target Hospitality Corp (b)	2,041	18,940
Texas Roadhouse Inc	4,425	730,745
Travel + Leisure Co	4,303	297,725
United Parks & Resorts Inc (b)(c)	1,885	61,564
Vail Resorts Inc (c)	2,410	309,251
Viking Holdings Ltd (b)	12,236	899,101
Wendy's Co/The (c)	10,697	74,344
Wingstop Inc	1,861	288,399
Wyndham Hotels & Resorts Inc	5,055	410,618
Wynn Resorts Ltd	5,647	573,453
Xponential Fitness Inc Class A (b)(c)	1,729	10,409
		11,234,287
Household Durables - 1.5%
Beazer Homes USA Inc (b)	1,718	33,054
Cavco Industries Inc (b)	526	254,737
Century Communities Inc	1,788	102,595
Champion Homes Inc (b)	3,746	278,590
Cricut Inc Class A	3,112	11,639
Dream Finders Homes Inc Class A (b)(c)	1,828	25,446
Ethan Allen Interiors Inc	1,689	37,597
Flexsteel Industries Inc	241	10,830
Green Brick Partners Inc (b)	2,021	130,253
Helen of Troy Ltd (b)	1,453	20,952
Hovnanian Enterprises Inc Class A (b)	325	36,046
Installed Building Products Inc	1,517	402,233
KB Home	4,352	225,216
La-Z-Boy Inc	2,766	88,899
Legacy Housing Corp (b)	578	11,809
Leggett & Platt Inc	8,973	88,653
LGI Homes Inc (b)	1,368	54,077
Lovesac Co/The (b)	876	12,939
M/I Homes Inc (b)	1,760	215,512
Meritage Homes Corp	4,736	292,874
Mohawk Industries Inc (b)	3,480	342,641
Newell Brands Inc	27,860	95,560
SharkNinja Inc (b)	4,719	499,742
Smith Douglas Homes Corp Class A (b)(c)	589	7,538
Somnigroup International Inc	14,031	1,037,172
Sonos Inc (b)	8,027	107,562
Taylor Morrison Home Corp (b)	6,540	380,890
Toll Brothers Inc	6,436	878,321
TopBuild Corp (b)	1,867	655,877
Tri Pointe Homes Inc (b)	5,720	267,296
Whirlpool Corp (c)	3,808	205,327
		6,811,877
Leisure Products - 0.5%
Acushnet Holdings Corp	1,856	173,499
Brunswick Corp/DE	4,378	318,543
Callaway Golf Co (b)	9,260	128,529
Funko Inc Class A (b)	2,453	7,726
Hasbro Inc	8,920	834,912
JAKKS Pacific Inc	580	11,553
Johnson Outdoors Inc Class A	381	17,720
Latham Group Inc (b)	2,948	15,831
Malibu Boats Inc Class A (b)	1,215	31,493
MasterCraft Boat Holdings Inc (b)	805	16,511
Mattel Inc (b)	20,824	302,573
Peloton Interactive Inc Class A (b)	26,809	115,011
Polaris Inc	3,604	196,418
Smith & Wesson Brands Inc	2,841	40,712
Sturm Ruger & Co Inc	1,030	41,293
YETI Holdings Inc (b)	5,224	191,146
		2,443,470
Specialty Retail - 2.2%
1-800-Flowers.com Inc Class A (b)(c)	1,610	4,894
Abercrombie & Fitch Co Class A (b)	3,155	288,272
Academy Sports & Outdoors Inc	4,416	249,283
Advance Auto Parts Inc (c)	4,021	212,108
America's Car-Mart Inc/TX (b)	496	6,314
American Eagle Outfitters Inc	10,553	176,235
Arhaus Inc Class A	3,420	23,188
Arko Corp	4,995	27,772
Asbury Automotive Group Inc (b)	1,308	255,596
AutoNation Inc (b)	1,828	356,935
BARK Inc (b)	7,135	3,615
Barnes & Noble Education Inc (b)(c)	1,402	12,380
Bath & Body Works Inc	13,867	258,897
Bed Bath & Beyond Inc (b)	4,424	20,527
Boot Barn Holdings Inc (b)	2,039	298,428
Buckle Inc/The	2,019	101,677
Build-A-Bear Workshop Inc (c)	779	29,174
Caleres Inc	2,156	22,724
Camping World Holdings Inc Class A	4,316	29,478
Chewy Inc Class A (b)	15,066	406,782
Citi Trends Inc (b)	434	18,801
Designer Brands Inc Class A	2,260	12,859
Dick's Sporting Goods Inc	4,423	877,037
EVgo Inc Class A (b)(c)	8,565	14,732
Five Below Inc (b)	3,686	842,177
Floor & Decor Holdings Inc Class A (b)	7,220	366,776
GameStop Corp Class A (b)(c)	27,573	635,282
Gap Inc/The	15,156	366,775
Genesco Inc (b)	623	18,061
Group 1 Automotive Inc	831	274,754
Haverty Furniture Cos Inc	886	18,765
J Jill Inc	477	5,466
Lands' End Inc (b)	681	7,654
Lithia Motors Inc	1,624	405,545
MarineMax Inc (b)	1,192	32,256
Monro Inc	1,929	30,941
Murphy USA Inc	1,141	563,620
National Vision Holdings Inc (b)	5,240	135,716
OneWater Marine Inc Class A (b)	854	8,070
Penske Automotive Group Inc	1,244	186,003
Petco Health & Wellness Co Inc Class A (b)	5,661	15,738
RealReal Inc/The (b)	6,763	61,408
Revolve Group Inc Class A (b)	2,746	62,087
RH (b)	1,039	145,273
Sally Beauty Holdings Inc (b)	6,467	89,568
Shoe Carnival Inc	1,139	17,757
Signet Jewelers Ltd	2,745	232,337
Sleep Number Corp (b)	1,450	2,602
Sonic Automotive Inc Class A	1,010	69,256
Stitch Fix Inc Class A (b)	7,624	25,235
ThredUp Inc Class A (b)	6,382	20,933
Upbound Group Inc	3,540	63,897
Urban Outfitters Inc (b)	3,605	228,377
Valvoline Inc (b)(c)	8,503	286,381
Victoria's Secret & Co (b)	5,396	250,159
Warby Parker Inc Class A (b)	6,738	141,970
Wayfair Inc Class A (b)	7,150	537,752
Winmark Corp	199	85,082
Zumiez Inc (b)	880	19,501
		9,960,882
Textiles, Apparel & Luxury Goods - 1.1%
Capri Holdings Ltd (b)	7,816	137,718
Carter's Inc	2,432	86,968
Columbia Sportswear Co (c)	1,692	92,739
Crocs Inc (b)	3,479	288,827
Figs Inc Class A (b)	10,426	153,992
G-III Apparel Group Ltd	2,513	69,610
Kontoor Brands Inc	3,434	241,376
Lakeland Industries Inc (c)	598	4,897
Levi Strauss & Co Class A	6,411	118,539
Movado Group Inc	1,043	25,470
Oxford Industries Inc	901	34,698
PVH Corp	3,235	225,674
Ralph Lauren Corp Class A	2,592	891,622
Steven Madden Ltd	4,886	165,733
Tapestry Inc	13,682	1,930,667
Under Armour Inc Class A (b)(c)	12,825	75,796
Under Armour Inc Class C (b)(c)	8,186	47,397
VF Corp	21,980	373,440
Wolverine World Wide Inc	5,516	90,021
		5,055,184
TOTAL CONSUMER DISCRETIONARY		46,220,897
Consumer Staples - 3.3%
Beverages - 0.6%
Boston Beer Co Inc/The Class A (b)	513	118,195
Brown-Forman Corp Class A	4,738	126,931
Brown-Forman Corp Class B (c)	10,750	284,230
Celsius Holdings Inc (b)	10,689	379,246
Coca-Cola Consolidated Inc	3,778	724,394
MGP Ingredients Inc	892	16,403
Molson Coors Beverage Co Class B	11,315	487,224
National Beverage Corp (b)	1,624	54,648
Primo Brands Corp Class A	16,834	316,984
Vita Coco Co Inc/The (b)	2,965	142,053
		2,650,308
Consumer Staples Distribution & Retail - 1.5%
Albertsons Cos Inc Class A	26,474	451,117
Andersons Inc/The	2,226	159,782
BJ's Wholesale Club Holdings Inc (b)	8,813	867,375
Casey's General Stores Inc	2,484	1,808,004
Chefs' Warehouse Inc/The (b)	2,382	141,610
Grocery Outlet Holding Corp (b)	6,673	47,045
Ingles Markets Inc Class A	931	83,688
Maplebear Inc (b)	12,299	460,721
Natural Grocers by Vitamin Cottage Inc	673	17,397
Performance Food Group Co (b)	10,480	897,717
PriceSmart Inc	1,696	255,248
United Natural Foods Inc (b)	4,101	184,791
US Foods Holding Corp (b)	14,893	1,373,284
Weis Markets Inc	671	45,890
		6,793,669
Food Products - 0.9%
Alico Inc	364	15,019
B&G Foods Inc (c)	5,204	25,031
Beyond Meat Inc (b)(c)	29,031	20,368
BRC Inc Class A (b)	6,053	4,698
Cal-Maine Foods Inc	3,081	243,861
Calavo Growers Inc	1,080	27,853
Campbell's Company/The (c)	13,153	292,917
Darling Ingredients Inc (b)	10,578	654,250
Flowers Foods Inc	14,172	115,502
Fresh Del Monte Produce Inc	2,246	90,424
Freshpet Inc (b)	3,265	192,504
Hain Celestial Group Inc (b)	5,754	4,015
Hormel Foods Corp	19,542	442,626
Ingredion Inc	4,242	477,905
J & J Snack Foods Corp	1,051	83,313
John B Sanfilippo & Son Inc	587	46,567
Lamb Weston Holdings Inc	9,324	394,032
Limoneira Co	1,044	14,010
Mama's Creations Inc (b)	2,464	37,798
Marzetti Company/The	1,365	188,820
Mission Produce Inc (b)	2,690	37,014
Pilgrim's Pride Corp	2,825	106,672
Post Holdings Inc (b)	3,189	315,265
Seaboard Corp	17	96,118
Seneca Foods Corp Class A (b)	342	51,683
Simply Good Foods Co/The (b)	6,198	88,941
Tootsie Roll Industries Inc Class A	1,403	59,936
Utz Brands Inc Class A	5,067	40,131
Vital Farms Inc (b)(c)	2,527	35,681
Westrock Coffee Co (b)	2,286	9,716
		4,212,670
Household Products - 0.1%
Central Garden & Pet Co (b)	1,124	41,329
Central Garden & Pet Co Class A (b)	2,805	90,939
Energizer Holdings Inc	4,071	66,846
Oil-Dri Corp of America	735	47,840
Reynolds Consumer Products Inc	3,702	78,408
Spectrum Brands Holdings Inc	1,617	119,173
WD-40 Co	907	184,974
		629,509
Personal Care Products - 0.2%
BellRing Brands Inc (b)	8,537	137,360
Coty Inc Class A (b)	25,364	50,982
Edgewell Personal Care Co	3,170	67,648
elf Beauty Inc (b)(c)	3,983	241,410
Herbalife Ltd (b)	6,922	101,892
Honest Co Inc/The (b)	6,304	18,534
Interparfums Inc	1,209	109,826
Medifast Inc (b)(c)	645	6,572
Niagen Bioscience Inc (b)	3,557	15,686
Nu Skin Enterprises Inc Class A	3,144	22,888
Olaplex Holdings Inc (b)	7,850	15,936
USANA Health Sciences Inc (b)	681	11,896
		800,630
Tobacco - 0.0%
Turning Point Brands Inc	1,252	108,661
Universal Corp/VA	1,698	89,485
		198,146
TOTAL CONSUMER STAPLES		15,284,932
Energy - 4.1%
Energy Equipment & Services - 1.2%
Archrock Inc	11,722	407,926
Atlas Energy Solutions Inc	5,282	69,300
Bristow Group Inc	1,690	79,244
Cactus Inc Class A	4,610	218,376
Core Laboratories Inc	3,267	54,853
DMC Global Inc (b)	1,096	5,710
Expro Group Holdings NV (b)	6,764	117,761
Helix Energy Solutions Group Inc (b)	9,208	91,067
Helmerich & Payne Inc	6,666	240,176
Innovex International Inc (b)	2,637	64,316
Kodiak Gas Services Inc	5,556	324,026
Liberty Energy Inc Class A	10,838	312,134
Nabors Industries Ltd (b)	990	85,199
Natural Gas Services Group Inc	692	26,116
Noble Corp PLC (c)	8,403	412,335
NOV Inc	24,442	459,755
Oceaneering International Inc (b)	6,677	236,833
Oil States International Inc (b)	3,606	41,974
Patterson-UTI Energy Inc	23,120	250,390
ProPetro Holding Corp (b)	5,477	78,924
Ranger Energy Services Inc Class A	944	16,180
RPC Inc (c)	5,818	41,191
Select Water Solutions Inc Class A	6,655	101,822
Solaris Energy Infrastructure Inc Class A	3,099	175,124
TETRA Technologies Inc (b)	9,114	77,651
Tidewater Inc (b)	3,086	257,835
Transocean Ltd (b)	66,310	439,635
Valaris Ltd (b)	4,327	424,219
Weatherford International PLC	4,793	453,323
		5,563,395
Oil, Gas & Consumable Fuels - 2.9%
Amplify Energy Corp (b)	2,217	13,834
Antero Midstream Corp	22,386	510,401
Antero Resources Corp (b)	19,635	833,309
APA Corp	23,758	1,008,290
California Resources Corp	5,288	366,035
Calumet Inc (b)	4,282	153,724
Centrus Energy Corp Class A (b)(c)	1,177	204,315
Chord Energy Corp	3,835	545,260
Clean Energy Fuels Corp (b)	11,090	27,503
CNX Resources Corp (b)	9,058	349,186
Comstock Resources Inc (b)(c)	5,308	111,893
Core Natural Resources Inc	3,436	359,852
Crescent Energy Co Class A	16,318	220,293
CVR Energy Inc (b)	2,076	69,857
Delek US Holdings Inc	3,982	179,469
Dorian LPG Ltd	2,477	84,713
DT Midstream Inc	6,810	917,103
Excelerate Energy Inc Class A	1,676	56,012
FutureFuel Corp	1,862	7,169
Gevo Inc (b)	16,800	45,864
Granite Ridge Resources Inc	4,723	27,724
Green Plains Inc (b)	4,766	78,401
Gulfport Energy Corp (b)	1,054	222,995
HF Sinclair Corp	10,481	653,910
HighPeak Energy Inc Class A (c)	1,578	10,888
International Seaways Inc	2,735	199,327
Kinetik Holdings Inc Class A (c)	3,049	147,602
Magnolia Oil & Gas Corp Class A	12,361	390,237
Matador Resources Co	7,853	496,153
Murphy Oil Corp	9,029	372,446
New Fortress Energy Inc Class A (b)(c)	7,487	4,416
NextDecade Corp (b)(c)	9,701	74,310
Northern Oil & Gas Inc	6,601	192,947
Par Pacific Holdings Inc (b)	3,334	208,842
PBF Energy Inc Class A	5,514	262,577
Peabody Energy Corp	8,153	268,641
Permian Resources Holdings Inc/DE Class A	46,566	992,787
Range Resources Corp	15,894	718,091
REX American Resources Corp (b)	1,964	89,499
Riley Exploration Permian Inc	702	25,588
Ring Energy Inc (b)	10,138	15,511
Sable Offshore Corp (b)(c)	8,131	134,324
SandRidge Energy Inc	2,145	34,985
SM Energy Co	7,714	240,523
Summit Midstream Corp Class A (b)	682	20,624
Talos Energy Inc (b)	8,451	133,188
Uranium Energy Corp (b)	32,352	436,752
VAALCO Energy Inc	7,081	44,894
Viper Energy Inc Class A	11,325	532,162
Vitesse Energy Inc (c)	1,988	36,102
W&T Offshore Inc	6,384	21,769
World Kinect Corp	3,789	87,412
		13,239,709
TOTAL ENERGY		18,803,104
Financials - 14.8%
Banks - 5.5%
1st Source Corp	1,248	86,374
Amalgamated Financial Corp	1,469	57,100
Amerant Bancorp Inc Class A	2,724	60,037
Ameris Bancorp	4,258	332,081
Associated Banc-Corp	10,856	280,736
Atlantic Union Bankshares Corp	9,586	342,604
Avidia Bancorp Inc	1,185	23,309
Axos Financial Inc (b)	3,781	321,725
Banc of California Inc	8,996	158,150
BancFirst Corp	1,376	149,296
Bancorp Inc/The (b)	2,966	159,363
Bank First Corp	611	82,522
Bank of Hawaii Corp	2,636	195,723
Bank of Marin Bancorp	1,038	26,604
Bank OZK	7,073	324,580
BankUnited Inc	5,007	226,116
Banner Corp	2,286	138,714
Bar Harbor Bankshares	1,078	34,981
Beacon Financial Corp	5,527	165,810
BOK Financial Corp	1,464	187,480
Burke & Herbert Financial Services Corp	933	58,117
Business First Bancshares Inc	2,105	56,919
Byline Bancorp Inc	2,285	72,137
California BanCorp	1,410	24,985
Camden National Corp	1,093	51,863
Capital Bancorp Inc	725	21,561
Capitol Federal Financial Inc	8,499	60,598
Cathay General Bancorp	4,497	224,220
Central Pacific Financial Corp	1,908	60,980
City Holding Co	969	115,815
CNB Financial Corp/PA	2,049	59,339
Coastal Financial Corp/WA Class A (b)	890	67,729
Columbia Banking System Inc	20,017	549,066
Columbia Financial Inc (b)(c)	1,689	29,574
Commerce Bancshares Inc/MO	8,613	423,760
Community Financial System Inc	3,494	204,923
Community Trust Bancorp Inc	1,079	65,517
Connectone Bancorp Inc	3,436	91,982
Cullen/Frost Bankers Inc	4,249	582,453
Customers Bancorp Inc (b)	2,089	144,997
CVB Financial Corp	8,493	164,679
Dime Community Bancshares Inc	2,783	94,121
Eagle Bancorp Inc	1,942	48,298
East West Bancorp Inc	9,175	979,523
Eastern Bankshares Inc	14,722	287,962
Enterprise Financial Services Corp	2,509	135,762
Equity Bancshares Inc Class A	968	42,989
Esquire Financial Holdings Inc	467	50,203
Farmers National Banc Corp	2,447	32,203
FB Bancorp Inc (b)	1,213	16,666
FB Financial Corp	2,676	138,991
Financial Institutions Inc	1,306	41,413
First Bancorp/Southern Pines NC (c)	2,761	155,582
First Busey Corp	5,998	151,569
First Business Financial Services Inc	529	28,529
First Commonwealth Financial Corp	6,972	122,568
First Community Bankshares Inc	1,315	54,599
First Financial Bancorp	6,501	181,248
First Financial Bankshares Inc	8,741	257,422
First Financial Corp	761	48,095
First Hawaiian Inc	8,305	204,635
First Horizon Corp	32,745	745,276
First Interstate BancSystem Inc Class A	6,030	201,402
First Merchants Corp	3,923	151,938
First Mid Bancshares Inc	1,555	64,050
Firstsun Capital Bancorp (b)	701	25,558
Five Star Bancorp	1,082	40,813
Flagstar Financial Inc	20,118	264,954
Flushing Financial Corp	2,184	33,546
FNB Corp/PA	23,685	396,013
Fulton Financial Corp	12,109	246,297
German American Bancorp Inc	2,689	112,373
Glacier Bancorp Inc	8,622	385,145
Great Southern Bancorp Inc	535	33,775
Hancock Whitney Corp	5,570	354,196
Hanmi Financial Corp	1,920	50,611
Heritage Commerce Corp	3,972	49,571
Heritage Financial Corp Wash	2,379	61,854
Hilltop Holdings Inc	2,892	103,591
Hingham Institution For Savings The (c)	121	34,587
Home BancShares Inc/AR	12,206	328,708
HomeTrust Bancshares Inc	854	36,423
Hope Bancorp Inc	9,070	101,312
Horizon Bancorp Inc/IN	3,600	59,652
Independent Bank Corp	3,319	249,622
Independent Bank Corp/MI	1,327	44,189
International Bancshares Corp	3,625	243,926
Kearny Financial Corp/MD	3,721	28,094
Lakeland Financial Corp	1,736	99,612
Live Oak Bancshares Inc	2,405	79,533
Mechanics Bancorp Class A (c)	3,420	50,445
Mercantile Bank Corp	1,040	52,520
Metropolitan Bank Holding Corp	631	52,556
Mid Penn Bancorp Inc	1,306	42,001
Midland States Bancorp Inc	1,426	31,814
National Bank Holdings Corp Class A	2,536	99,310
NB Bancorp Inc	2,509	52,865
Nbt Bancorp Inc	3,595	153,075
Nicolet Bankshares Inc	872	129,597
Northeast Bank	464	52,140
Northeast Community Bancorp Inc	775	18,444
Northfield Bancorp Inc	2,354	31,873
Northrim BanCorp Inc	1,409	32,238
Northwest Bancshares Inc	10,204	129,489
OceanFirst Financial Corp	3,905	70,446
Old National Bancorp/IN	23,225	513,273
Old Second Bancorp Inc	3,595	72,475
Origin Bancorp Inc	1,987	82,381
Orrstown Financial Services Inc	1,244	44,884
Park National Corp	975	159,364
Pathward Financial Inc	1,501	133,934
Peapack-Gladstone Financial Corp	1,000	35,210
Peoples Bancorp Inc/OH	2,440	80,203
Peoples Financial Services Corp	606	32,318
Pinnacle Financial Partners Inc	5,121	441,123
Preferred Bank/Los Angeles CA (c)	783	71,010
Prosperity Bancshares Inc	6,337	425,720
Provident Financial Services Inc	8,681	183,690
QCR Holdings Inc	1,139	97,328
Renasant Corp	6,353	229,534
Republic Bancorp Inc/KY Class A	756	53,336
S&T Bancorp Inc	2,682	112,188
Seacoast Banking Corp of Florida	6,513	197,279
ServisFirst Bancshares Inc	3,367	245,219
Shore Bancshares Inc	1,967	36,744
Simmons First National Corp Class A	9,594	186,603
SmartFinancial Inc	919	35,915
Southern Missouri Bancorp Inc	603	38,556
Southside Bancshares Inc	2,034	63,237
SOUTHSTATE BANK CORP	6,702	620,069
Stellar Bancorp Inc	3,073	112,503
Stock Yards Bancorp Inc	1,886	125,023
Texas Capital Bancshares Inc (b)	3,036	288,056
TFS Financial Corp	3,334	46,843
Third Coast Bancshares Inc (b)	796	30,113
Tompkins Financial Corp	889	70,089
Towne Bank/Portsmouth VA	4,880	164,310
TriCo Bancshares	2,273	108,058
Triumph Financial Inc (b)	1,520	90,683
TrustCo Bank Corp NY	1,287	56,345
Trustmark Corp	4,005	168,771
UMB Financial Corp	4,762	537,106
United Bankshares Inc/WV	9,388	388,851
United Community Bank/SC	8,120	255,699
Unity Bancorp Inc	417	21,612
Univest Financial Corp	1,834	62,833
Valley National Bancorp	31,980	392,714
WaFd Inc	5,213	163,688
Washington Trust Bancorp Inc	1,465	49,019
Webster Financial Corp	10,713	743,696
WesBanco Inc	6,402	220,805
Westamerica BanCorp	1,727	90,063
Western Alliance Bancorp	6,901	488,936
Wintrust Financial Corp	4,461	619,811
WSFS Financial Corp	3,657	239,387
Zions Bancorp NA	9,846	567,327
		25,476,265
Capital Markets - 2.5%
Acadian Asset Management Inc	1,759	95,725
Affiliated Managers Group Inc	1,876	519,089
Artisan Partners Asset Management Inc Class A	4,792	174,381
BGC Group Inc Class A	24,033	235,043
Blue Owl Capital Inc Class A	42,370	386,838
Carlyle Group Inc/The	17,326	838,405
Cohen & Steers Inc	1,829	114,404
Diamond Hill Investment Group Inc	167	28,740
DigitalBridge Group Inc Class A	11,209	172,843
Donnelley Financial Solutions Inc (b)	1,790	84,381
Evercore Inc Class A	2,583	771,051
Federated Hermes Inc Class B	4,967	281,679
Franklin Resources Inc (c)	20,530	484,919
GCM Grosvenor Inc Class A	3,383	33,153
Hamilton Lane Inc Class A	2,739	272,257
Houlihan Lokey Inc Class A	3,637	522,346
Invesco Ltd	29,738	722,336
Janus Henderson Group PLC	8,218	422,159
Jefferies Financial Group Inc	11,039	455,580
Lazard Inc	7,564	321,319
MarketAxess Holdings Inc	2,486	410,140
Miami International Holdings Inc	1,410	54,877
Moelis & Co Class A	4,971	283,347
Morningstar Inc	1,601	270,649
Open Lending Corp (b)	6,507	8,133
Oppenheimer Holdings Inc Class A	426	37,995
Perella Weinberg Partners Class A	4,444	80,703
Piper Sandler Cos	4,450	340,648
PJT Partners Inc Class A	1,628	227,464
Ridgepost Capital Inc Class A	3,952	28,691
SEI Investments Co	6,209	487,220
StepStone Group Inc Class A	4,876	232,683
Stifel Financial Corp	10,182	752,653
StoneX Group Inc (b)	4,664	376,152
TPG Inc Class A	8,629	349,561
Victory Capital Holdings Inc Class A	3,211	210,256
Virtu Financial Inc Class A	5,329	234,369
Virtus Invt Partners Inc	434	58,308
WisdomTree Inc	7,602	110,685
		11,491,182
Consumer Finance - 1.1%
Ally Financial Inc	18,796	737,368
Atlanticus Holdings Corp (b)	352	18,469
Bread Financial Holdings Inc	3,063	229,388
Credit Acceptance Corp (b)(c)	414	175,312
Dave Inc Class A (b)	736	128,130
Encore Capital Group Inc (b)	1,490	104,479
Enova International Inc (b)	1,665	226,157
EZCORP Inc Class A (b)	3,860	97,967
FirstCash Holdings Inc	2,601	488,988
Green Dot Corp Class A (b)	3,242	36,375
Jefferson Capital Inc	650	12,500
LendingClub Corp (b)	7,648	109,519
Lendingtree Inc (b)	813	34,861
Navient Corp	4,339	35,493
Nelnet Inc Class A	924	119,159
NerdWallet Inc Class A (b)	2,232	23,168
OneMain Holdings Inc	7,909	423,052
Oportun Financial Corp (b)	2,568	11,838
PRA Group Inc (b)	2,710	47,425
PROG Holdings Inc	2,638	75,684
SLM Corp	13,611	291,412
SoFi Technologies Inc Class A (b)	84,286	1,338,463
Upstart Holdings Inc (b)(c)	5,766	147,898
World Acceptance Corp (b)	186	25,117
		4,938,222
Financial Services - 1.9%
Affirm Holdings Inc Class A (b)	19,356	886,892
Alerus Financial Corp	1,637	38,813
Cannae Holdings Inc	2,863	32,552
Cantaloupe Inc (b)	3,707	40,073
Cass Information Systems Inc	770	33,895
Corebridge Financial Inc	17,931	427,834
Enact Holdings Inc	1,960	79,988
Equitable Holdings Inc	19,174	711,547
Essent Group Ltd	6,479	378,633
Euronet Worldwide Inc (b)	2,629	174,487
Federal Agricultural Mortgage Corp Class C	633	93,906
Flywire Corp (b)	7,377	85,868
HA Sustainable Infrastructure Capital Inc	8,454	310,685
International Money Express Inc (b)	1,888	29,830
Jackson Financial Inc	4,558	481,872
loanDepot Inc Class A (b)	6,276	8,912
Marqeta Inc Class A (b)	25,605	104,468
Merchants Bancorp/IN	2,000	85,820
MGIC Investment Corp	14,980	393,225
NCR Atleos Corp (b)	4,937	215,154
NewtekOne Inc	1,793	19,633
NMI Holdings Inc (b)	5,192	194,752
Onity Group Inc (b)	389	15,276
Paymentus Holdings Inc Class A (b)	3,419	86,843
Payoneer Global Inc (b)	19,448	93,934
PennyMac Financial Services Inc	1,961	171,391
Radian Group Inc	9,067	299,936
Remitly Global Inc (b)	11,581	181,474
Repay Holdings Corp Class A (b)	4,296	11,170
Rocket Cos Inc Class A (b)	64,694	921,890
Sezzle Inc (b)(c)	1,160	73,416
Shift4 Payments Inc Class A (b)(c)	4,518	197,572
Toast Inc Class A (b)	31,359	831,327
UWM Holdings Corp Class A	16,560	59,947
Velocity Financial Inc (b)	581	10,510
Voya Financial Inc	6,375	435,540
Walker & Dunlop Inc	2,262	100,388
Western Union Co/The (c)	21,434	187,119
WEX Inc (b)	2,294	351,074
		8,857,646
Insurance - 2.9%
Abacus Global Management Inc Class A (c)	2,015	15,878
American Coastal Insurance Corp	1,580	17,775
American Financial Group Inc/OH	4,621	590,148
American Integrity Insurance Group Inc	433	8,348
Amerisafe Inc	1,353	45,095
Assurant Inc	3,343	728,139
Assured Guaranty Ltd	2,893	235,722
Axis Capital Holdings Ltd	5,139	521,146
Baldwin Insurance Group Inc/The Class A (b)	4,795	105,202
Bowhead Specialty Holdings Inc (b)	1,088	24,404
Brighthouse Financial Inc (b)	3,811	228,203
CNO Financial Group Inc	6,370	261,552
Donegal Group Inc Class A	1,088	18,692
eHealth Inc (b)	1,849	2,384
Employers Holdings Inc	1,563	64,302
Erie Indemnity Co Class A	1,705	428,484
F&G Annuities & Life Inc	1,566	39,651
First American Financial Corp	6,827	411,600
Genworth Financial Inc Class A (b)	26,696	216,772
Globe Life Inc	5,309	738,854
Goosehead Insurance Inc Class A (b)	1,691	72,138
Hanover Insurance Group Inc/The	2,371	411,013
HCI Group Inc	718	111,010
Heritage Insurance Holdings Inc (b)	1,583	41,554
Hippo Holdings Inc (b)	1,367	35,624
Horace Mann Educators Corp	2,722	116,175
Investors Title Co	100	21,734
James River Group Holdings Inc	2,892	18,220
Kemper Corp	3,893	118,970
Kinsale Capital Group Inc	1,480	505,657
Lemonade Inc (b)(c)	4,269	267,581
Lincoln National Corp	11,320	401,860
Loews Corp	11,276	1,203,600
MBIA Inc (b)(c)	2,817	16,648
Mercury General Corp	1,807	159,287
Octave Specialty Group Inc (b)	2,690	12,509
Old Republic International Corp	15,214	607,039
Oscar Health Inc Class A (b)	14,482	166,109
Palomar Hldgs Inc (b)	1,778	212,471
Primerica Inc	2,130	533,522
ProAssurance Corp (b)	3,410	84,295
Reinsurance Group of America Inc	4,392	896,671
RLI Corp	6,144	350,454
Root Inc/OH Class A (b)	886	39,135
Ryan Specialty Holdings Inc Class A (c)	7,595	256,255
Safety Insurance Group Inc	1,020	74,093
Selective Insurance Group Inc	4,049	305,254
Selectquote Inc (b)	9,168	5,770
SiriusPoint Ltd (b)	6,866	147,894
Skyward Specialty Insurance Group Inc (b)	2,510	109,637
Slide Insurance Holdings Inc (b)(c)	1,528	27,504
Stewart Information Services Corp	1,870	115,155
Tiptree Inc Class A	1,484	25,109
Trupanion Inc (b)	2,348	60,132
TWFG Inc Class A (b)	908	16,698
United Fire Group Inc	1,525	56,517
Universal Insurance Holdings Inc	1,753	59,882
Unum Group	10,282	750,894
White Mountains Insurance Group Ltd	164	360,301
		13,476,722
Mortgage Real Estate Investment Trusts (REITs) - 0.9%
Adamas Trust Inc	5,387	39,648
AGNC Investment Corp (c)	71,707	719,222
Annaly Capital Management Inc	45,622	964,906
Apollo Commercial Real Estate Finance Inc	8,949	94,501
Arbor Realty Trust Inc (c)	13,209	101,841
Ares Commercial Real Estate Corp (c)	3,571	17,141
ARMOUR Residential REIT Inc	7,443	124,149
Blackstone Mortgage Trust Inc Class A (c)	10,516	201,381
Brightspire Capital Inc Class A	9,542	53,435
Chimera Investment Corp	5,704	71,585
Claros Mortgage Trust Inc (b)	8,214	19,549
Dynex Capital Inc	9,672	123,415
Ellington Financial Inc (c)	7,207	85,403
Franklin BSP Realty Trust Inc (c)	5,421	46,024
Invesco Mortgage Capital Inc (c)	4,646	37,540
Kkr Real Estate Finance Trust Inc	3,618	22,142
Ladder Capital Corp Class A	7,795	76,157
MFA Financial Inc	7,181	68,794
Orchid Island Capital Inc (c)	11,335	79,685
Pennymac Mortgage Investment Trust	5,590	65,179
Ready Capital Corp (c)	9,921	16,072
Redwood Trust Inc	8,202	46,013
Rithm Capital Corp	37,123	351,926
Starwood Property Trust Inc	23,495	404,585
TPG Mortgage Investment Trust Inc	2,057	15,037
TPG RE Finance Trust Inc	5,087	39,729
Two Harbors Investment Corp	7,156	81,722
		3,966,781
TOTAL FINANCIALS		68,206,818
Health Care - 12.2%
Biotechnology - 5.8%
4D Molecular Therapeutics Inc (b)	2,790	25,975
Abeona Therapeutics Inc (b)(c)	3,360	15,053
Absci Corp (b)	8,353	25,059
ACADIA Pharmaceuticals Inc (b)	8,403	187,051
ADMA Biologics Inc (b)	15,776	142,142
Agios Pharmaceuticals Inc (b)	3,888	131,531
Akebia Therapeutics Inc (b)	16,822	23,383
Alector Inc (b)	6,265	13,470
Alkermes PLC (b)	11,041	390,410
Allogene Therapeutics Inc (b)	10,375	25,315
Altimmune Inc (b)(c)	6,675	20,559
Amicus Therapeutics Inc (b)	20,522	296,748
AnaptysBio Inc (b)	1,329	73,706
Anavex Life Sciences Corp (b)(c)	5,460	16,762
Anika Therapeutics Inc (b)	917	13,297
Annexon Inc (b)	8,606	47,677
Apellis Pharmaceuticals Inc (b)	6,765	272,156
Apogee Therapeutics Inc (b)	3,251	273,637
Arbutus Biopharma Corp (b)	10,723	48,254
Arcellx Inc (b)	2,894	332,289
Arcturus Therapeutics Holdings Inc (b)(c)	1,589	12,267
Arcus Biosciences Inc (b)	5,703	123,185
Arcutis Biotherapeutics Inc (b)	7,512	176,983
Ardelyx Inc (b)	16,315	97,727
ArriVent Biopharma Inc (b)	1,972	45,494
Arrowhead Pharmaceuticals Inc (b)	9,248	579,850
ARS Pharmaceuticals Inc (b)(c)	4,736	38,030
Atrium Therapeutics Inc	923	12,341
aTyr Pharma Inc (b)	6,112	4,767
Aura Biosciences Inc (b)	4,478	29,958
Avita Medical Inc (b)(c)	2,114	7,822
Beam Therapeutics Inc (b)	6,658	158,660
Bicara Therapeutics Inc (b)	2,254	44,832
BioCryst Pharmaceuticals Inc (b)	13,979	133,080
Biohaven Ltd (b)	7,826	66,208
Bridgebio Pharma Inc (b)	11,333	841,589
C4 Therapeutics Inc (b)	5,132	13,497
Candel Therapeutics Inc (b)	2,438	11,946
Capricor Therapeutics Inc (b)	3,073	93,419
Cardiff Oncology Inc (b)(c)	4,233	6,857
CareDx Inc (b)	3,548	61,593
Carisma Therapeutics Inc rights (b)(d)	6,389	0
Cartesian Therapeutics Inc rights (b)(d)	3,666	1,063
Catalyst Pharmaceuticals Inc (b)	7,772	192,435
Celcuity Inc (b)	2,431	277,474
Celldex Therapeutics Inc (b)	4,430	140,520
CG oncology Inc (b)	4,607	311,802
Cogent Biosciences Inc (b)	10,256	394,753
Coherus Oncology Inc (b)	7,446	12,584
Compass Therapeutics Inc (b)	10,629	56,227
Corvus Pharmaceuticals Inc (b)	4,395	64,299
Cullinan Therapeutics Inc (b)	3,585	50,943
Cytokinetics Inc (b)	8,165	538,155
Day One Biopharmaceuticals Inc (b)	5,013	107,479
Denali Therapeutics Inc (b)	9,922	190,502
Dianthus Therapeutics Inc (b)	2,005	168,260
Disc Medicine Inc (b)	2,101	134,338
Dyne Therapeutics Inc (b)	9,760	176,949
Editas Medicine Inc (b)	6,387	15,776
Emergent BioSolutions Inc (b)(c)	3,391	28,145
Enanta Pharmaceuticals Inc (b)	1,669	21,079
Entrada Therapeutics Inc (b)	1,489	18,791
Erasca Inc (b)	14,235	230,322
Exelixis Inc (b)	17,929	768,975
Geron Corp (b)	37,099	55,278
Gossamer Bio Inc (b)	13,387	4,398
GRAIL Inc (b)	1,992	102,947
Halozyme Therapeutics Inc (b)	7,859	507,927
Heron Therapeutics Inc (b)(c)	11,826	9,462
Humacyte Inc Class A (b)(c)	9,873	5,990
Ideaya Biosciences Inc (b)	5,897	196,488
ImmunityBio Inc (b)(c)	20,632	158,247
Immunome Inc (b)	6,855	149,919
Immunovant Inc (b)	5,073	126,013
Incyte Corp (b)	11,022	1,037,391
Intellia Therapeutics Inc (b)(c)	7,779	99,727
Ionis Pharmaceuticals Inc (b)	10,806	811,423
Iovance Biotherapeutics Inc (b)	22,424	78,708
Ironwood Pharmaceuticals Inc Class A (b)	9,114	31,990
Janux Therapeutics Inc (b)	3,375	46,913
KalVista Pharmaceuticals Inc (b)(c)	2,756	55,478
Keros Therapeutics Inc (b)	1,260	13,910
Kodiak Sciences Inc (b)	2,731	104,106
Korro Bio Inc (b)	417	4,720
Krystal Biotech Inc (b)	1,727	446,119
Kura Oncology Inc (b)	6,054	49,219
Kymera Therapeutics Inc (b)	4,065	338,574
Madrigal Pharmaceuticals Inc (b)	1,245	651,720
MannKind Corp (b)	20,508	50,245
MiMedx Group Inc (b)	7,450	29,428
Mineralys Therapeutics Inc (b)	3,702	100,287
Mirum Pharmaceuticals Inc (b)	2,966	273,999
Moderna Inc (b)	23,263	1,181,760
Monte Rosa Therapeutics Inc (b)	3,552	58,430
Myriad Genetics Inc (b)	5,913	26,609
Neurocrine Biosciences Inc (b)	6,664	877,915
Neurogene Inc (b)	705	14,213
Nkarta Inc (b)	3,318	7,001
Novavax Inc (b)(c)	10,831	88,164
Nurix Therapeutics Inc (b)	6,389	99,030
Nuvalent Inc Class A (b)	3,484	356,936
Ocugen Inc (b)	22,064	39,936
Olema Pharmaceuticals Inc (b)	2,576	38,408
OmniAb Operations Inc (b)(d)	200	94
OmniAb Operations Inc (b)(d)	200	70
Organogenesis Holdings Inc Class A (b)	4,791	11,355
ORIC Pharmaceuticals Inc (b)(c)	5,288	66,999
PDL BioPharma Inc (b)(d)	2,200	0
Perspective Therapeutics Inc (b)	3,864	16,113
Praxis Precision Medicines Inc (b)	1,572	506,483
Precigen Inc (b)	11,324	43,824
Prime Medicine Inc (b)(c)	7,038	24,492
Protagonist Therapeutics Inc (b)	3,925	413,695
PTC Therapeutics Inc (b)	5,363	365,381
Puma Biotechnology Inc (b)	2,488	15,898
Recursion Pharmaceuticals Inc Class A (b)(c)	34,285	105,255
REGENXBIO Inc (b)	2,978	24,956
Relay Therapeutics Inc (b)	8,978	89,331
Replimune Group Inc (b)	4,501	34,433
Revolution Medicines Inc (b)	12,145	1,181,101
Rezolute Inc (b)	5,512	16,812
Rhythm Pharmaceuticals Inc (b)	4,061	353,185
Rigel Pharmaceuticals Inc (b)	1,182	31,961
Rocket Pharmaceuticals Inc (b)	5,536	19,819
Roivant Sciences Ltd (b)	29,273	810,862
Sana Biotechnology Inc (b)	10,424	30,021
Sangamo Therapeutics Inc (b)	22,517	5,559
Sarepta Therapeutics Inc (b)	6,948	151,188
Savara Inc (b)	9,611	52,476
Scholar Rock Holding Corp (b)	5,715	280,949
Seres Therapeutics Inc (b)	412	3,654
Soleno Therapeutics Inc (b)	3,235	108,308
Spyre Therapeutics Inc (b)	4,582	231,116
Stoke Therapeutics Inc (b)	3,404	110,834
Summit Therapeutics Inc (b)	10,098	191,458
Syndax Pharmaceuticals Inc (b)	5,791	135,278
Tango Therapeutics Inc (b)	6,535	136,712
Taysha Gene Therapies Inc (b)	15,007	67,081
Tectonic Therapeutic Inc (b)(c)	615	19,010
TG Therapeutics Inc (b)	9,158	304,229
Travere Therapeutics Inc (b)	6,033	179,240
Twist Bioscience Corp (b)	4,053	192,599
Tyra Biosciences Inc (b)	1,609	61,625
Ultragenyx Pharmaceutical Inc (b)	6,369	133,431
United Therapeutics Corp (b)	2,878	1,706,596
Upstream Bio Inc (b)	2,158	19,422
Vanda Pharmaceuticals Inc (b)	3,770	26,051
Vaxcyte Inc (b)	7,883	458,081
Vera Therapeutics Inc Class A (b)	4,344	174,759
Veracyte Inc (b)	5,312	171,100
Verastem Inc (b)	4,024	21,327
Vericel Corp (b)	3,365	108,252
Viking Therapeutics Inc (b)	7,563	246,100
Vir Biotechnology Inc (b)	6,562	58,796
Viridian Therapeutics Inc (b)	5,600	109,536
Voyager Therapeutics Inc (b)	2,926	11,294
Xencor Inc (b)	4,952	59,721
		26,862,400
Health Care Equipment & Supplies - 1.9%
Accuray Inc Del (b)	7,192	2,791
Alphatec Holdings Inc (b)	7,645	83,178
AngioDynamics Inc (b)	2,584	29,380
Artivion Inc (b)	2,785	101,987
AtriCure Inc (b)	3,329	94,976
Avanos Medical Inc (b)	3,245	45,462
Axogen Inc (b)	3,082	102,107
Bioventus Inc (b)	2,926	26,714
Butterfly Network Inc Class A (b)	14,332	57,901
Ceribell Inc (b)	1,330	24,379
Cerus Corp (b)	12,120	22,058
ClearPoint Neuro Inc (b)(c)	1,803	16,407
CONMED Corp	2,074	73,337
CVRx Inc (b)	1,142	10,803
Delcath Systems Inc (b)	1,690	15,683
DENTSPLY SIRONA Inc	13,567	157,377
Electromed Inc (b)	454	10,628
Embecta Corp	4,211	37,225
Enovis Corp (b)	3,847	87,519
Envista Holdings Corp (b)	10,986	278,715
Glaukos Corp (b)	3,844	413,845
Globus Medical Inc Class A (b)	7,450	641,892
Haemonetics Corp (b)	3,144	177,196
ICU Medical Inc (b)	1,654	213,614
Inogen Inc (b)	1,533	9,474
Inspire Medical Systems Inc (b)	1,770	91,297
Integer Holdings Corp (b)	2,345	206,360
Integra LifeSciences Holdings Corp (b)	4,710	44,368
iRadimed Corp	557	53,617
iRhythm Technologies Inc (b)	2,153	254,097
Lantheus Holdings Inc (b)	4,441	336,850
LeMaitre Vascular Inc	1,385	151,200
LivaNova PLC (b)	3,650	231,994
Masimo Corp (b)	3,049	542,326
Medline Inc Class A	14,431	642,181
Merit Medical Systems Inc (b)	3,970	273,652
Neogen Corp (b)	14,794	137,436
NeuroPace Inc (b)	1,520	19,988
Novocure Ltd (b)	6,959	75,853
Omnicell Inc (b)	2,988	99,739
OraSure Technologies Inc (b)	4,690	14,070
Orthofix Medical Inc (b)	2,502	28,698
OrthoPediatrics Corp (b)	1,070	16,981
Penumbra Inc (b)	2,617	859,345
PROCEPT BioRobotics Corp (b)	3,749	93,762
Pulse Biosciences Inc (b)	1,152	24,872
QuidelOrtho Corp (b)	4,554	74,822
RxSight Inc (b)	2,236	13,774
Senseonics Holdings Inc (b)(c)	2,446	16,290
SI-BONE Inc (b)	2,438	30,792
Solventum Corp (b)	9,850	643,206
STAAR Surgical Co (b)	3,412	63,804
Tactile Systems Technology Inc (b)	1,429	37,340
Tandem Diabetes Care Inc (b)	4,527	86,783
Teleflex Inc	2,964	354,524
TransMedics Group Inc (b)	2,293	227,947
Treace Medical Concepts Inc (b)	3,038	4,071
UFP Technologies Inc (b)(c)	514	99,510
Utah Medical Products Inc	198	12,274
Varex Imaging Corp (b)	2,636	27,968
		8,626,439
Health Care Providers & Services - 2.1%
Acadia Healthcare Co Inc (b)	6,185	144,667
Accendra Health Inc (b)	4,675	10,659
AdaptHealth Corp (b)	7,247	86,239
Addus HomeCare Corp (b)	1,209	113,223
agilon health Inc (b)	19,752	156,238
Alignment Healthcare Inc (b)	9,791	172,517
AMN Healthcare Services Inc (b)	2,655	48,693
Astrana Health Inc (b)	2,975	72,947
Aveanna Healthcare Holdings Inc (b)	4,503	28,999
BrightSpring Health Services Inc (b)	7,603	323,964
Brookdale Senior Living Inc (b)	15,838	216,664
Castle Biosciences Inc (b)	2,057	50,499
Chemed Corp	947	357,720
Clover Health Investments Corp Class A (b)(c)	28,085	49,430
Community Health Systems Inc (b)	7,322	21,527
Concentra Group Holdings Parent Inc	8,012	171,857
CorVel Corp (b)	2,098	114,656
Cross Country Healthcare Inc (b)	1,971	18,527
DaVita Inc (b)	2,355	361,940
DocGo Inc Class A (b)	5,661	3,560
Encompass Health Corp	6,720	650,026
Enhabit Inc (b)	3,518	49,569
Ensign Group Inc/The	3,840	773,760
Fulgent Genetics Inc (b)	1,285	20,432
GeneDx Holdings Corp Class A (b)	1,419	91,128
Guardant Health Inc (b)	8,651	799,093
Guardian Pharmacy Services Inc Class A (b)	1,375	51,783
HealthEquity Inc (b)	5,760	481,363
Henry Schein Inc (b)	6,684	492,611
Hims & Hers Health Inc Class A (b)	13,934	289,270
Hinge Health Inc Class A (b)	946	36,478
LifeStance Health Group Inc (b)	11,755	74,879
National HealthCare Corp	827	132,072
National Research Corp Class A	899	15,265
NeoGenomics Inc (b)	8,849	65,660
OPKO Health Inc (b)	31,621	36,048
Option Care Health Inc (b)	10,620	285,890
PACS Group Inc (b)	2,926	93,983
Pediatrix Medical Group Inc (b)	5,636	120,554
Pennant Group Inc/The (b)	2,339	71,293
Privia Health Group Inc (b)	7,839	161,248
Progyny Inc (b)	5,356	90,945
RadNet Inc (b)	4,648	259,777
Select Medical Holdings Corp	7,336	119,503
Sonida Senior Living Inc (b)	470	15,158
Strata Critical Medical Inc (b)(c)	1,321	5,522
Surgery Partners Inc (b)	5,230	62,342
Talkspace Inc Class A (b)	9,081	46,994
Tenet Healthcare Corp (b)	5,876	1,108,860
Universal Health Services Inc Class B	3,690	660,399
US Physical Therapy Inc	1,022	76,609
		9,763,040
Health Care Technology - 0.2%
Certara Inc (b)(c)	8,362	47,663
Claritev Corp Class A (b)(c)	480	7,843
Definitive Healthcare Corp Class A (b)	2,701	3,321
Doximity Inc Class A (b)	9,107	212,193
Evolent Health Inc Class A (b)	7,079	16,140
GoodRx Holdings Inc Class A (b)	6,158	12,070
Health Catalyst Inc (b)(c)	4,423	5,617
HealthStream Inc	1,508	31,231
HeartFlow Inc (b)	1,150	27,980
LifeMD Inc (b)(c)	2,628	9,487
OptimizeRx Corp (b)	1,051	6,600
Phreesia Inc (b)	3,981	33,361
Schrodinger Inc/United States (b)(c)	3,938	44,736
Simulations Plus Inc (b)	1,063	12,565
Teladoc Health Inc (b)(c)	12,190	66,436
TruBridge Inc (b)	630	9,223
Waystar Holding Corp (b)	7,702	185,695
		732,161
Life Sciences Tools & Services - 0.8%
10X Genomics Inc Class A (b)	7,893	167,568
Adaptive Biotechnologies Corp (b)	7,826	108,625
Azenta Inc (b)	2,713	57,326
Bio-Rad Laboratories Inc Class A (b)	1,218	339,518
Bio-Techne Corp	10,446	545,908
BioLife Solutions Inc (b)	2,704	51,592
Bruker Corp	7,452	269,166
Charles River Laboratories International Inc (b)	3,293	568,043
Codexis Inc (b)	5,036	8,209
CryoPort Inc (b)	3,179	26,322
Cytek Biosciences Inc (b)	7,934	34,672
Fortrea Holdings Inc (b)	6,378	60,081
Ginkgo Bioworks Holdings Inc Class A (b)(c)	2,815	17,256
Lifecore Biomedical Inc (b)(c)	2,337	8,694
Maravai LifeSciences Holdings Inc Class A (b)	7,829	22,156
MaxCyte Inc (b)	6,828	4,796
Medpace Holdings Inc (b)	1,489	715,003
Mesa Laboratories Inc	351	31,035
OmniAb Inc (b)	7,717	12,116
Pacific Biosciences of California Inc (b)(c)	19,039	25,131
Personalis Inc (b)(c)	3,387	21,575
Quanterix Corp (b)	2,745	9,662
Quantum-Si Inc Class A (b)(c)	11,841	9,165
Repligen Corp (b)	3,551	418,379
Sotera Health Co (b)	13,922	199,641
Standard BioTools Inc (b)	19,192	17,643
		3,749,282
Pharmaceuticals - 1.4%
Aclaris Therapeutics Inc (b)	6,222	23,333
Alumis Inc (b)	4,109	90,521
Amneal Intermediate Inc Class A (b)	11,189	139,079
Amphastar Pharmaceuticals Inc (b)	2,280	44,665
Amylyx Pharmaceuticals Inc (b)	5,649	78,521
ANI Pharmaceuticals Inc (b)	1,211	93,126
Aquestive Therapeutics Inc (b)(c)	5,660	23,489
Arvinas Inc (b)	4,555	48,283
Axsome Therapeutics Inc (b)	2,830	478,327
Collegium Pharmaceutical Inc (b)	2,167	71,663
Corcept Therapeutics Inc (b)	6,276	252,986
CorMedix Inc (b)(c)	4,702	31,927
Crinetics Pharmaceuticals Inc (b)	6,350	230,632
Definium Therapeutics Inc (b)	6,581	124,381
Edgewise Therapeutics Inc (b)	4,901	154,382
Elanco Animal Health Inc (b)	33,231	795,219
Enliven Therapeutics Inc (b)	2,999	117,561
Esperion Therapeutics Inc (b)	15,301	41,925
Evolus Inc (b)	4,110	16,892
EyePoint Inc (b)	5,333	68,742
Fulcrum Therapeutics Inc (b)	3,092	23,716
Harmony Biosciences Holdings Inc (b)	2,649	74,198
Harrow Inc (b)(c)	2,198	77,501
Innoviva Inc (b)	4,754	110,768
Jazz Pharmaceuticals PLC (b)	4,063	768,110
LENZ Therapeutics Inc (b)(c)	1,405	12,856
Lexicon Pharmaceuticals Inc (b)	11,809	18,422
Ligand Pharmaceuticals Inc (b)	1,323	264,137
Liquidia Corp (b)	4,615	174,170
Nektar Therapeutics (b)	1,362	97,996
Nuvation Bio Inc Class A (b)	16,384	70,287
Ocular Therapeutix Inc (b)	11,399	96,550
Omeros Corp (b)(c)	4,967	52,452
Organon & Co	17,221	103,154
Pacira BioSciences Inc (b)	2,952	66,715
Perrigo Co PLC	9,145	98,217
Phathom Pharmaceuticals Inc (b)	2,880	31,997
Phibro Animal Health Corp Class A	1,385	76,604
Prestige Consumer Healthcare Inc (b)	3,220	190,849
Septerna Inc (b)	1,444	34,699
SIGA Technologies Inc	2,659	14,226
Supernus Pharmaceuticals Inc (b)	3,841	198,541
Tarsus Pharmaceuticals Inc (b)	2,636	184,915
Terns Pharmaceuticals Inc (b)	5,763	303,825
Theravance Biopharma Inc (b)	2,340	37,978
Third Harmonic Bio Inc (b)(d)	1,074	0
Trevi Therapeutics Inc (b)	7,031	83,880
WaVe Life Sciences Ltd (b)	9,585	69,491
Xeris Biopharma Holdings Inc (b)	11,453	66,427
Xeris Biopharma Holdings Inc rights (b)(d)	1,262	0
Zevra Therapeutics Inc (b)	3,566	33,235
		6,361,570
TOTAL HEALTH CARE		56,094,892
Industrials - 21.1%
Aerospace & Defense - 3.6%
AAR Corp (b)	2,616	286,347
AeroVironment Inc (b)(c)	2,129	389,713
AerSale Corp (b)	1,992	12,390
AIRO Group Holdings Inc (b)	674	5,126
Archer Aviation Inc Class A (b)(c)	41,455	214,322
Astronics Corp (b)	2,147	143,269
ATI Inc (b)	9,082	1,321,068
BWX Technologies Inc	6,114	1,250,252
Byrna Technologies Inc (b)(c)	1,184	10,869
Cadre Holdings Inc	1,943	59,611
Carpenter Technology Corp	3,332	1,313,308
Curtiss-Wright Corp	2,465	1,678,961
Ducommun Inc (b)	914	111,508
FTAI Aviation Ltd	6,859	1,680,455
Hexcel Corp	5,320	430,548
Huntington Ingalls Industries Inc	2,623	996,478
Intuitive Machines Inc Class A (b)(c)	7,431	137,919
Kratos Defense & Security Solutions Inc (b)	11,295	796,410
Leonardo DRS Inc	5,175	230,391
Loar Holdings Inc (b)(c)	2,344	134,288
Mercury Systems Inc (b)	3,550	258,831
Moog Inc Class A	1,898	555,431
National Presto Industries Inc	370	50,712
Red Cat Holdings Inc (b)(c)	6,983	91,407
Redwire Corp Class A (b)	5,454	46,359
Rocket Lab Corp	31,440	2,019,078
StandardAero Inc (b)	9,383	242,363
V2X Inc (b)	1,382	94,667
Virgin Galactic Holdings Inc Class A (b)(c)	4,111	9,990
Voyager Technologies Inc Class A (c)	833	19,484
VSE Corp (c)	1,565	288,586
Woodward Inc	4,008	1,434,543
		16,314,684
Air Freight & Logistics - 0.4%
CH Robinson Worldwide Inc	7,894	1,310,957
Forward Air Corp Class A (b)	1,430	23,895
GXO Logistics Inc (b)	7,652	396,756
Hub Group Inc Class A	4,110	148,124
		1,879,732
Building Products - 1.7%
A O Smith Corp	7,567	498,968
AAON Inc	4,529	374,775
Advanced Drainage Systems Inc	4,778	655,207
Allegion plc	5,734	833,093
American Woodmark Corp (b)	1,031	41,065
Apogee Enterprises Inc	1,486	49,840
Armstrong World Industries Inc	2,872	473,306
AZZ Inc	2,005	250,886
CSW Industrials Inc (c)	1,119	291,589
Fortune Brands Innovations Inc	8,032	313,007
Gibraltar Industries Inc (b)	2,003	79,860
Griffon Corp	2,624	190,712
Hayward Holdings Inc (b)	13,371	178,904
Insteel Industries Inc	1,372	46,113
Janus International Group Inc (b)	9,647	49,682
JELD-WEN Holding Inc (b)	5,408	6,705
Masterbrand Inc (b)	8,396	69,771
Modine Manufacturing Co (b)	3,521	763,036
Owens Corning	5,495	594,669
Quanex Building Products Corp	3,154	56,677
Resideo Technologies Inc (b)	9,208	310,402
Simpson Manufacturing Co Inc	2,770	475,387
Tecnoglass Inc	1,768	78,764
Trex Co Inc (b)	7,202	262,297
UFP Industries Inc	3,899	359,176
Zurn Elkay Water Solutions Corp	9,913	444,499
		7,748,390
Commercial Services & Supplies - 1.2%
ABM Industries Inc	4,136	159,319
ACCO Brands Corp	5,893	17,679
ACV Auctions Inc Class A (b)	11,977	50,782
Brady Corp Class A	2,913	236,652
BrightView Holdings Inc (b)	4,770	56,238
Brink's Co/The	2,771	287,159
Casella Waste Systems Inc Class A (b)	4,185	332,038
Clean Harbors Inc (b)	3,352	961,119
CoreCivic Inc (b)	6,931	131,065
Deluxe Corp	3,041	83,749
Ennis Inc	1,716	36,757
Enviri Corp (b)	5,381	105,575
GEO Group Inc/The (b)	9,083	152,685
Healthcare Services Group Inc (b)	4,741	87,946
HNI Corp	4,619	154,228
Interface Inc	3,881	96,715
Liquidity Services Inc (b)	1,655	50,593
MillerKnoll Inc	4,643	67,138
Montrose Environmental Group Inc (b)	2,249	49,231
MSA Safety Inc	2,459	403,153
OPENLANE Inc (b)	7,101	206,994
Perma-Fix Environmental Services Inc (b)	1,089	11,641
Pitney Bowes Inc (c)	9,901	109,406
Quad/Graphics Inc Class A	1,905	12,592
Rollins Inc	19,569	1,045,181
Tetra Tech Inc	17,489	526,769
UniFirst Corp/MA	974	245,049
Vestis Corp (b)	7,676	60,333
Virco Mfg. Corp	676	4,137
		5,741,923
Construction & Engineering - 3.2%
AECOM	8,856	751,166
Ameresco Inc Class A (b)	2,075	52,913
API Group Corp (b)	24,715	1,001,452
Arcosa Inc	3,282	348,351
Argan Inc	924	503,257
Bowman Consulting Group Ltd (b)	907	25,795
Comfort Systems USA Inc	2,352	3,243,384
Construction Partners Inc Class A (b)	3,182	353,584
Dycom Industries Inc (b)	1,934	655,278
EMCOR Group Inc	2,992	2,209,024
Everus Construction Group Inc (b)	3,414	403,057
Fluor Corp (b)	10,785	503,120
Granite Construction Inc	2,907	348,491
Great Lakes Dredge & Dock Corp (b)	4,554	77,418
IES Holdings Inc (b)	586	279,211
Limbach Holdings Inc (b)	749	58,459
MasTec Inc (b)	4,098	1,318,491
Matrix Service Co (b)	2,061	23,660
MYR Group Inc (b)	1,042	294,177
NWPX Infrastructure Inc (b)	669	52,088
Orion Group Holdings Inc (b)	2,778	30,280
Primoris Services Corp (c)	3,613	516,804
Sterling Infrastructure Inc (b)	2,055	836,940
Tutor Perini Corp	2,958	228,328
Valmont Industries Inc	1,316	525,834
WillScot Holdings Corp	12,197	211,740
		14,852,302
Electrical Equipment - 2.0%
Acuity Inc	2,035	570,248
Allient Inc	1,015	59,976
American Superconductor Corp (b)	3,035	102,735
Array Technologies Inc (b)(c)	10,114	73,124
Atkore Inc	2,230	131,369
Blink Charging Co (b)	6,554	3,715
Bloom Energy Corp Class A (b)	14,556	1,972,193
ChargePoint Holdings Inc Class A (b)(c)	1,382	6,717
EnerSys	2,473	429,610
Enovix Corp Class B (b)(c)	13,294	68,863
Eos Energy Enterprises Inc (b)(c)	19,603	97,231
Fluence Energy Inc Class A (b)	4,220	58,067
FuelCell Energy Inc (b)	3,080	20,112
Generac Holdings Inc (b)	3,927	767,061
GrafTech International Ltd (b)	1,032	6,997
Hyliion Holdings Corp Class A (b)	8,041	14,152
LSI Industries Inc	2,023	37,628
Net Power Inc Class A (b)	2,330	3,635
Nextpower Inc Class A (b)	9,929	1,196,941
NuScale Power Corp Class A (b)(c)	9,966	108,031
nVent Electric PLC	10,790	1,276,241
Plug Power Inc (b)(c)	93,376	211,030
Powell Industries Inc	630	340,880
Preformed Line Products Co	167	45,215
Regal Rexnord Corp	4,443	831,996
Sensata Technologies Holding PLC	9,782	344,522
SES AI Corp Class A (b)	16,762	16,125
Shoals Technologies Group Inc (b)	11,073	72,860
Sunrun Inc (b)	15,535	210,655
Thermon Group Holdings Inc (b)	2,204	111,082
Vicor Corp (b)	1,521	244,881
		9,433,892
Ground Transportation - 1.1%
ArcBest Corp	1,488	146,360
Avis Budget Group Inc (b)(c)	1,122	163,644
Covenant Logistics Group Inc Class A	952	25,847
Ftai Infrastructure Inc (c)	8,212	40,567
Heartland Express Inc	2,884	29,994
Hertz Global Holdings Inc (b)(c)	7,879	36,322
Knight-Swift Transportation Holdings Inc	10,864	625,549
Landstar System Inc	2,299	368,553
Lyft Inc Class A (b)	26,710	355,243
Marten Transport Ltd	4,074	53,492
Proficient Auto Logistics Inc (b)	1,509	10,230
RXO Inc (b)	11,103	162,326
Ryder System Inc	2,700	552,717
Saia Inc (b)	1,782	625,981
Schneider National Inc Class B	3,410	89,888
U-Haul Holding Co (b)(c)	949	45,343
U-Haul Holding Co Class N	6,343	283,342
Universal Logistics Holdings Inc	440	9,301
Werner Enterprises Inc	3,975	116,905
XPO Inc (b)	7,848	1,526,828
		5,268,432
Machinery - 4.6%
3D Systems Corp (b)	8,158	15,337
AGCO Corp	4,145	480,281
Alamo Group Inc (c)	714	117,789
Albany International Corp Class A	1,922	100,348
Allison Transmission Holdings Inc	5,563	651,205
Astec Industries Inc	1,567	84,367
Atmus Filtration Technologies Inc	5,448	309,283
Blue Bird Corp (b)	2,110	119,827
CECO Environmental Corp (b)	1,997	118,981
Chart Industries Inc (b)	2,938	607,432
CNH Industrial NV Class A	59,227	651,497
Columbus McKinnon Corp/NY	1,828	26,561
Crane Co	3,274	559,854
Donaldson Co Inc	7,751	657,827
Douglas Dynamics Inc	1,589	66,881
Energy Recovery Inc (b)	3,400	34,238
Enerpac Tool Group Corp Class A	3,502	127,718
Enpro Inc	1,412	353,918
Esab Corp	3,828	370,014
ESCO Technologies Inc	1,729	486,489
Federal Signal Corp	4,073	440,454
Flowserve Corp	8,496	624,541
Franklin Electric Co Inc	2,579	237,706
Gates Industrial Corp PLC (b)	17,301	391,176
Gorman-Rupp Co/The	1,398	86,858
Graco Inc	11,084	938,261
Graham Corp (b)	713	56,270
Greenbrier Cos Inc/The	2,062	108,564
Helios Technologies Inc	2,251	145,662
Hillman Solutions Corp (b)	13,231	110,082
Hyster-Yale Inc Class A	739	24,025
ITT Inc	5,681	1,082,402
JBT Marel Corp	3,481	445,115
Kadant Inc	791	231,249
Kennametal Inc	5,121	185,022
Lincoln Electric Holdings Inc	3,681	916,863
Lindsay Corp	730	86,921
Manitowoc Co Inc/The (b)	2,240	26,096
Mayville Engineering Co Inc (b)	925	16,604
Middleby Corp/The (b)	3,102	411,263
Miller Industries Inc/TN	733	33,388
Mueller Industries Inc	7,426	822,801
Mueller Water Products Inc Class A1	10,487	288,288
Nordson Corp	3,565	948,504
Oshkosh Corp	4,232	622,993
Pentair PLC	10,931	952,200
Proto Labs Inc (b)	1,618	92,258
RBC Bearings Inc (b)	2,103	1,142,182
SPX Technologies Inc (b)	3,335	666,800
Standex International Corp	812	206,946
Symbotic Inc Class A (b)	3,712	197,478
Tennant CO	1,216	80,742
Terex Corp	4,414	260,867
Timken Co/The	4,244	426,819
Titan International Inc (b)	3,054	21,103
Toro Co/The	6,542	611,284
Trinity Industries Inc	5,416	174,287
Wabash National Corp	2,621	22,593
Watts Water Technologies Inc Class A	1,834	532,392
Worthington Enterprises Inc	2,099	109,442
		20,718,348
Marine Transportation - 0.2%
Genco Shipping & Trading Ltd	2,648	59,712
Kirby Corp (b)	3,616	480,494
Matson Inc	2,084	341,651
		881,857
Passenger Airlines - 0.3%
Alaska Air Group Inc (b)	7,777	286,038
Allegiant Travel Co (b)(c)	898	72,774
American Airlines Group Inc (b)	44,053	473,130
Frontier Group Holdings Inc (b)(c)	3,600	12,708
JetBlue Airways Corp (b)	19,258	85,120
Joby Aviation Inc Class A (b)(c)	15,045	124,272
SkyWest Inc (b)	2,694	247,390
Sun Country Airlines Holdings Inc (b)	3,647	60,248
		1,361,680
Professional Services - 1.5%
Alight Inc Class A	29,816	17,374
Amentum Holdings Inc (b)	10,275	267,972
Barrett Business Services Inc	1,783	52,028
BlackSky Technology Inc Class A (b)(c)	1,967	49,490
CACI International Inc (b)	1,476	802,752
Cbiz Inc (b)	3,314	88,981
Clarivate PLC (b)(c)	30,135	76,242
Concentrix Corp (c)	2,974	81,369
Conduent Inc (b)	9,929	12,709
CRA International Inc	446	72,198
CSG Systems International Inc (c)	1,784	142,613
ExlService Holdings Inc (b)	10,621	323,409
Exponent Inc	3,347	218,392
First Advantage Corp (b)	5,421	63,751
Franklin Covey Co (b)(c)	676	10,674
FTI Consulting Inc (b)	2,022	357,429
Genpact Ltd	10,730	399,693
Huron Consulting Group Inc (b)	1,056	134,629
ICF International Inc	1,255	81,939
Innodata Inc (b)(c)	2,143	82,763
Insperity Inc	2,484	67,167
KBR Inc	8,506	313,531
Kelly Services Inc Class A	2,042	18,072
Kforce Inc	1,096	32,047
Korn Ferry	3,521	221,647
Legalzoom.com Inc (b)	7,455	42,270
ManpowerGroup Inc	3,088	90,972
Maximus Inc	3,787	242,747
Mistras Group Inc (b)	1,172	17,322
Parsons Corp (b)	3,570	193,387
Paycom Software Inc	3,268	397,193
Paylocity Holding Corp (b)	2,949	318,610
Planet Labs PBC Class A (b)	16,879	471,768
Resolute Holdings Management Inc (b)	232	37,654
Resources Connection Inc	2,136	7,967
Robert Half Inc (c)	6,768	171,907
Science Applications International Corp	3,095	293,777
Spire Global Inc Class A (b)(c)	1,943	24,443
TriNet Group Inc	2,027	73,844
TrueBlue Inc (b)	1,900	7,428
TTEC Holdings Inc (b)(c)	1,237	3,092
UL Solutions Inc Class A	5,036	431,636
Upwork Inc (b)	8,711	95,473
Verra Mobility Corp Class A (b)	10,741	153,489
Willdan Group Inc (b)	938	71,813
		7,135,663
Trading Companies & Distributors - 1.3%
Air Lease Corp Class A	6,972	452,762
Alta Equipment Group Inc Class A	1,244	6,680
Applied Industrial Technologies Inc	2,517	667,811
BlueLinx Holdings Inc (b)	501	27,144
Boise Cascade Co	2,496	189,322
Core & Main Inc Class A (b)	12,751	629,899
Custom Truck One Source Inc Class A (b)	3,853	25,314
Distribution Solutions Group Inc (b)	408	10,706
DNOW Inc (b)	12,236	145,731
DXP Enterprises Inc/TX (b)	839	117,233
GATX Corp	2,381	406,532
Global Industrial Co	1,039	32,749
Herc Holdings Inc	2,069	205,969
Hudson Technologies Inc (b)	2,438	14,335
McGrath RentCorp	1,662	183,285
MSC Industrial Direct Co Inc Class A	3,082	284,376
NPK International Inc (b)	5,669	82,144
QXO Inc (b)(c)	32,490	630,956
Rush Enterprises Inc Class A	4,085	270,059
SiteOne Landscape Supply Inc (b)	2,979	396,535
Titan Machinery Inc (b)	1,257	21,017
Transcat Inc (b)	652	47,889
Wesco International Inc	3,252	889,813
Willis Lease Finance Corp	218	37,117
Xometry Inc Class A (b)	2,883	117,742
		5,893,120
TOTAL INDUSTRIALS		97,230,023
Information Technology - 13.8%
Communications Equipment - 2.0%
ADTRAN Holdings Inc (b)	5,019	63,139
Applied Optoelectronics Inc (b)	4,294	363,229
Aviat Networks Inc (b)	734	16,596
Calix Inc (b)	4,036	197,724
Ciena Corp (b)	9,435	3,662,950
Clearfield Inc (b)	727	19,244
Digi International Inc (b)	2,467	118,909
Extreme Networks Inc (b)	8,848	133,428
Harmonic Inc (b)	7,693	69,083
Lumentum Holdings Inc (b)	4,743	3,333,191
Netgear Inc (b)	1,841	40,207
NetScout Systems Inc (b)	4,538	144,263
Ribbon Communications Inc (b)	5,790	12,274
Viasat Inc (b)	9,057	414,811
Viavi Solutions Inc (b)	14,934	497,004
Vistance Networks Inc (b)	14,880	270,816
		9,356,868
Electronic Equipment, Instruments & Components - 3.0%
908 Devices Inc (b)	1,747	10,691
Advanced Energy Industries Inc	2,523	814,197
Aeva Technologies Inc (b)(c)	1,770	23,293
Arlo Technologies Inc (b)	7,103	101,076
Arrow Electronics Inc (b)	3,445	494,047
Avnet Inc	5,447	335,644
Badger Meter Inc	1,975	300,891
Bel Fuse Inc Class B	715	141,556
Belden Inc	2,631	302,118
Benchmark Electronics Inc	2,376	133,199
Climb Global Solutions Inc	1,040	20,613
Cognex Corp	11,210	549,178
Coherent Corp (b)	10,511	2,503,825
Crane NXT Co	3,349	135,936
CTS Corp	1,956	93,419
Daktronics Inc (b)	2,865	56,011
ePlus Inc	1,736	130,634
Evolv Technologies Holdings Inc Class A (b)	9,740	58,927
Flex Ltd (b)	24,726	1,618,564
Insight Enterprises Inc (b)	2,104	140,989
IPG Photonics Corp (b)	1,695	194,230
Itron Inc (b)	3,066	274,806
Kimball Electronics Inc (b)	1,725	40,865
Knowles Corp (b)	5,616	144,219
Lightwave Logic Inc (b)(c)	8,822	62,019
Littelfuse Inc	1,667	565,696
Methode Electronics Inc	2,247	12,403
MicroVision Inc (b)(c)	19,031	12,202
Mirion Technologies Inc Class A (b)	16,590	308,408
Napco Security Technologies Inc	2,374	93,512
nLight Inc (b)	3,401	193,925
Novanta Inc (b)	2,396	282,992
OSI Systems Inc (b)	1,071	284,361
Ouster Inc Class A (b)	4,030	74,031
PC Connection Inc	809	47,294
Plexus Corp (b)	1,807	365,990
Powerfleet Inc NJ (b)(c)	7,462	22,983
Rogers Corp (b)	1,119	120,102
Sanmina Corp (b)	3,653	473,575
ScanSource Inc (b)	1,405	51,002
SmartRent Inc Class A (b)	11,180	16,770
TD SYNNEX Corp	5,063	854,179
TTM Technologies Inc (b)	6,912	673,367
Vishay Intertechnology Inc	8,402	151,236
Vishay Precision Group Inc (b)	780	33,868
Vontier Corp	9,685	343,527
		13,662,370
IT Services - 0.5%
Amdocs Ltd	7,403	483,120
Applied Digital Corp (b)(c)	16,658	395,461
ASGN Inc (b)	2,844	110,091
Backblaze Inc Class A (b)	3,586	12,372
BigBear.ai Holdings Inc (b)(c)	29,099	102,428
Commerce.com Inc (b)	4,251	11,350
DigitalOcean Holdings Inc (b)	4,596	394,245
DXC Technology Co (b)	11,510	144,681
EPAM Systems Inc (b)	3,709	502,199
Fastly Inc Class A (b)	9,406	273,338
Grid Dynamics Holdings Inc (b)	4,219	24,048
Hackett Group Inc/The	1,456	18,943
Kyndryl Holdings Inc (b)	15,146	198,716
Rackspace Technology Inc (b)(c)	6,320	6,191
TSS Inc/MD (b)(c)	1,498	19,489
Unisys Corp (b)	4,234	8,764
Whitefiber Inc (c)	642	7,646
		2,713,082
Semiconductors & Semiconductor Equipment - 2.7%
ACM Research Inc Class A (b)	3,575	140,676
Aehr Test Systems (b)	1,901	70,489
Alpha & Omega Semiconductor Ltd (b)	1,758	38,957
Ambarella Inc (b)	2,749	141,505
Ambiq Micro Inc (c)	256	6,505
Amkor Technology Inc	7,607	342,543
Atomera Inc (b)(c)	1,997	7,609
Axcelis Technologies Inc (b)	2,088	194,351
CEVA Inc (b)	1,516	28,319
Cirrus Logic Inc (b)	3,409	493,010
Cohu Inc (b)	3,103	95,014
Credo Technology Group Holding Ltd (b)	10,184	955,972
Diodes Inc (b)	3,111	212,357
Enphase Energy Inc (b)	8,757	331,102
FormFactor Inc (b)	5,184	502,796
Ichor Holdings Ltd (b)	2,325	108,368
Impinj Inc (b)	1,794	184,244
Kopin Corp (b)(c)	11,731	26,395
Lattice Semiconductor Corp (b)	9,150	848,754
MACOM Technology Solutions Holdings Inc (b)	4,283	951,126
MaxLinear Inc (b)	5,509	95,802
MKS Inc	4,489	1,031,618
Navitas Semiconductor Corp Class A (b)(c)	13,069	114,615
NVE Corp	316	20,698
Onto Innovation Inc (b)	3,279	672,425
PDF Solutions Inc (b)	2,175	71,144
Penguin Solutions Inc (b)	3,099	54,542
Photronics Inc (b)	3,901	157,639
Power Integrations Inc	3,736	191,283
Qorvo Inc (b)	5,616	434,678
Rambus Inc (b)	7,203	619,674
Rigetti Computing Inc Class A (b)(c)	22,078	309,975
Semtech Corp (b)	5,803	446,193
Silicon Laboratories Inc (b)	2,193	456,473
SiTime Corp (b)	1,467	506,628
SkyWater Technology Inc (b)	1,824	49,996
Skyworks Solutions Inc	9,950	532,823
SolarEdge Technologies Inc (b)	4,038	206,140
Synaptics Inc (b)	2,611	182,874
Ultra Clean Holdings Inc (b)	3,058	190,146
Universal Display Corp	2,960	271,314
Veeco Instruments Inc (b)	4,005	135,609
		12,432,381
Software - 3.8%
8x8 Inc (b)	8,617	14,304
A10 Networks Inc	4,858	112,317
ACI Worldwide Inc (b)	6,924	283,953
Adeia Inc	7,278	174,890
Agilysys Inc (b)	1,682	119,657
Alarm.com Holdings Inc (b)	3,296	142,354
Alkami Technology Inc (b)(c)	5,281	82,753
Amplitude Inc Class A (b)	6,065	41,363
Appfolio Inc Class A (b)	1,551	244,779
Appian Corp Class A (b)	2,756	66,447
Arteris Inc (b)	2,040	33,538
Asana Inc Class A (b)(c)	5,736	36,710
Aurora Innovation Inc Class A (b)(c)	81,334	335,096
AvePoint Inc Class A (b)	9,392	89,318
Bentley Systems Inc Class B (c)	9,993	350,954
BILL Holdings Inc (b)	5,904	226,123
BitMine Immersion Technologies Inc	19,053	376,868
Blackbaud Inc (b)	2,436	94,054
BlackLine Inc (b)	3,320	122,840
Blend Labs Inc Class A (b)	14,151	24,057
Box Inc Class A (b)	9,725	229,899
Braze Inc Class A (b)	5,786	136,607
C3.ai Inc Class A (b)(c)	8,375	70,518
Ccc Intelligent Solutions Holdings Inc Class A (b)	38,736	232,416
Cerence Inc (b)	2,753	17,371
Cipher Digital Inc (b)(c)	19,581	252,007
Circle Internet Group Inc Class A	3,621	345,480
Cleanspark Inc (b)(c)	18,914	160,958
Clear Secure Inc Class A	5,941	287,604
Clearwater Analytics Holdings Inc Class A (b)	19,268	455,688
Commvault Systems Inc (b)	2,960	230,554
Consensus Cloud Solutions Inc (b)	1,203	28,559
Core Scientific Inc (b)	20,749	310,405
Daily Journal Corp (b)	58	27,976
Digimarc Corp (b)(c)	1,042	5,116
Digital Turbine Inc (b)	6,485	18,677
Dolby Laboratories Inc Class A	4,124	247,687
Domo Inc Class B (b)	2,116	6,475
Dropbox Inc Class A (b)	11,671	265,165
Dynatrace Inc (b)	20,185	746,442
Elastic NV (b)	6,270	313,437
Expensify Inc Class A (b)	3,696	3,215
Five9 Inc (b)	5,242	79,521
Freshworks Inc Class A (b)	13,885	111,497
Gitlab Inc Class A (b)	9,305	201,360
Guidewire Software Inc (b)	5,692	851,297
I3 Verticals Inc Class A (b)(c)	1,342	30,007
Intapp Inc (b)	3,820	98,136
InterDigital Inc	1,724	520,648
Klaviyo Inc Class A (b)	9,330	181,562
LiveRamp Holdings Inc (b)	4,280	113,506
Manhattan Associates Inc (b)	4,043	538,205
MARA Holdings Inc (b)(c)	25,377	207,076
Mitek Systems Inc (b)	3,221	43,484
N-able Inc/US (b)	4,743	22,150
nCino Inc (b)	7,047	105,564
NCR Voyix Corp (b)(c)	9,253	58,571
NextNav Inc Class A (b)(c)	5,958	95,447
Nutanix Inc Class A (b)	18,133	689,236
OneSpan Inc	2,899	30,526
Onestream Inc Class A (b)	5,344	128,256
Ooma Inc (b)	1,648	23,978
PagerDuty Inc (b)	5,984	37,161
PAR Technology Corp (b)(c)	2,785	37,124
Pegasystems Inc	6,186	263,276
Pivotal Software Inc rights (b)(d)	698	0
Porch Group Inc (b)	6,398	45,874
Procore Technologies Inc (b)	8,027	457,539
Progress Software Corp (b)	2,866	73,513
Q2 Holdings Inc (b)	4,213	199,275
Qualys Inc (b)	2,423	212,861
Rapid7 Inc (b)	3,647	20,095
Red Violet Inc (b)	839	29,029
Rekor Systems Inc (b)	8,030	6,585
RingCentral Inc Class A	5,159	191,863
Riot Platforms Inc (b)	21,635	267,409
Rubrik Inc Class A (b)	9,515	465,950
Samsara Inc Class A (b)	23,348	739,899
SEMrush Holdings Inc Class A (b)	2,866	34,220
SentinelOne Inc Class A (b)	21,553	277,603
SoundHound AI Inc Class A (b)(c)	26,059	179,025
Sprinklr Inc Class A (b)(c)	8,487	50,922
Sprout Social Inc Class A (b)	3,342	19,049
SPS Commerce Inc (b)	2,548	141,847
Telos Corp (b)	3,374	14,137
Tenable Holdings Inc (b)	7,866	133,053
Teradata Corp (b)	6,292	161,264
Terawulf Inc (b)(c)	22,126	319,278
UiPath Inc Class A (b)(c)	28,273	313,830
Unity Software Inc (b)	22,919	502,843
Varonis Systems Inc (b)	7,926	170,171
Veritone Inc (b)	5,239	10,321
Vertex Inc Class A (b)	5,026	59,759
Viant Technology Inc Class A (b)	1,042	11,670
Weave Communications Inc (b)	4,201	19,409
Workiva Inc Class A (b)	3,511	209,361
Xperi Inc (b)	2,941	16,470
Yext Inc (b)	6,631	25,463
Zeta Global Holdings Corp Class A (b)	13,097	208,504
		17,420,310
Technology Hardware, Storage & Peripherals - 1.8%
Corsair Gaming Inc (b)	2,949	16,367
Diebold Nixdorf Inc (b)	2,409	181,735
Eastman Kodak Co (b)	4,525	40,951
Everpure Inc Class A (b)	20,895	1,233,641
GPGI Inc Class A	4,728	80,849
Immersion Corp	1,747	9,539
IonQ Inc (b)(c)	23,706	683,444
Sandisk Corp/DE (b)	9,313	5,916,921
Turtle Beach Corp (b)	892	9,044
Xerox Holdings Corp (c)	7,512	9,691
Xerox Holdings Corp warrants 2/14/2028 (b)	56	4
		8,182,186
TOTAL INFORMATION TECHNOLOGY		63,767,197
Materials - 4.3%
Chemicals - 1.9%
AdvanSix Inc	1,906	46,506
Albemarle Corp	7,873	1,413,440
American Vanguard Corp (b)	1,787	4,450
Arq Inc (b)	2,063	5,281
Ashland Inc	3,082	171,390
ASP Isotopes Inc (b)(c)	7,029	31,068
Aspen Aerogels Inc (b)	4,388	15,007
Avient Corp	6,145	223,064
Axalta Coating Systems Ltd (b)	14,257	394,919
Balchem Corp	2,168	367,433
Cabot Corp	3,570	268,857
Celanese Corp	7,331	482,160
Chemours Co/The	10,098	222,459
Ecovyst Inc (b)	7,615	97,929
Element Solutions Inc	15,221	519,645
FMC Corp (c)	8,374	144,200
Hawkins Inc	1,402	215,347
HB Fuller Co	3,630	223,898
Huntsman Corp	10,852	144,440
Ingevity Corp (b)	2,426	172,804
Innospec Inc	1,647	120,264
Intrepid Potash Inc (b)	664	28,399
Koppers Holdings Inc	1,362	52,682
Kronos Worldwide Inc	1,471	9,664
LSB Industries Inc (b)	3,700	55,130
Mativ Holdings Inc	3,982	34,643
Minerals Technologies Inc	2,060	146,095
Mosaic Co/The	21,247	541,799
NewMarket Corp	522	334,576
Olin Corp	7,678	228,267
Origin Materials Inc Class A (b)	282	643
Perimeter Solutions Inc (b)	9,317	227,521
PureCycle Technologies Inc (b)(c)	9,481	49,206
Quaker Chemical Corp	905	112,428
Rayonier Advanced Materials Inc (b)	4,611	51,044
RPM International Inc	8,564	851,262
Scotts Miracle-Gro Co/The	2,984	181,457
Sensient Technologies Corp	2,847	246,095
Stepan Co	1,441	72,021
Tronox Holdings PLC	8,136	79,489
Westlake Corp	2,237	261,326
		8,848,308
Construction Materials - 0.2%
Eagle Materials Inc	2,138	405,044
Knife River Corp (b)	3,791	309,535
United States Lime & Minerals Inc	714	93,256
		807,835
Containers & Packaging - 0.6%
AptarGroup Inc	4,385	552,598
Ardagh Metal Packaging SA	10,322	41,804
Crown Holdings Inc	7,609	762,802
Graphic Packaging Holding CO	19,791	196,723
Greif Inc Class A	1,741	116,769
Myers Industries Inc	2,601	55,089
O-I Glass Inc (b)	10,123	106,393
Ranpak Holdings Corp Class A (b)	2,671	9,535
Sealed Air Corp	9,798	412,006
Silgan Holdings Inc	5,847	226,864
Sonoco Products Co	6,604	357,210
TriMas Corp	2,162	77,702
		2,915,495
Metals & Mining - 1.5%
Alcoa Corp	17,316	1,148,570
Alpha Metallurgical Resources Inc (b)	717	147,179
Century Aluminum Co (b)	3,576	209,875
Cleveland-Cliffs Inc (b)	38,129	322,190
Coeur Mining Inc (b)	42,955	806,265
Commercial Metals Co	7,416	455,565
Compass Minerals International Inc (b)	2,377	55,503
Contango Silver & Gold Inc (b)	693	12,994
Hecla Mining Co	44,828	835,146
Idaho Strategic Resources Inc (b)	922	29,615
Ivanhoe Electric Inc / US (b)	7,156	84,584
Kaiser Aluminum Corp	1,063	128,102
Materion Corp	1,387	200,630
Mesabi Trust	860	27,090
Metallus Inc (b)	2,544	41,569
MP Materials Corp (b)(c)	9,009	434,774
Ramaco Resources Inc Class A (b)(c)	2,833	43,798
Royal Gold Inc	5,418	1,378,827
Ryerson Holding Corp	1,742	39,160
SunCoke Energy Inc	5,417	35,265
Warrior Met Coal Inc	3,515	327,422
Worthington Steel Inc	2,172	65,920
		6,830,043
Paper & Forest Products - 0.1%
Clearwater Paper Corp (b)	1,012	14,552
Louisiana-Pacific Corp	4,240	308,460
Sylvamo Corp	2,233	94,322
		417,334
TOTAL MATERIALS		19,819,015
Real Estate - 5.6%
Diversified REITs - 0.1%
AH Realty Trust Inc Class A	5,283	29,057
Alpine Income Property Trust Inc	800	14,399
American Assets Trust Inc	3,485	64,159
Broadstone Net Lease Inc Class A	12,752	232,979
CTO Realty Growth Inc	2,351	43,470
Essential Properties Realty Trust Inc	13,282	403,242
Gladstone Commercial Corp	3,305	37,776
Global Net Lease Inc	13,266	124,170
		949,252
Health Care REITs - 0.8%
American Healthcare REIT Inc	11,835	558,139
CareTrust REIT Inc	14,952	547,991
Chiron Real Estate Inc	834	27,589
Community Healthcare Trust Inc	1,762	27,998
Diversified Healthcare Trust	14,569	96,738
Healthcare Realty Trust Inc	23,594	400,862
LTC Properties Inc	3,209	119,246
Medical Properties Trust Inc (c)	33,436	154,809
National Health Investors Inc	3,214	259,884
Omega Healthcare Investors Inc	19,786	867,023
Sabra Health Care REIT Inc	16,745	322,006
Sila Realty Trust Inc	3,878	91,831
Universal Health Realty Income Trust	860	34,804
		3,508,920
Hotel & Resort REITs - 0.3%
Apple Hospitality REIT Inc (c)	15,032	173,018
Chatham Lodging Trust	3,250	25,578
DiamondRock Hospitality Co	13,558	127,038
Park Hotels & Resorts Inc (c)	13,323	140,291
Pebblebrook Hotel Trust (c)	7,657	96,708
RLJ Lodging Trust	10,170	75,461
Ryman Hospitality Properties Inc	4,227	390,025
Service Properties Trust (c)	9,889	13,400
Summit Hotel Properties Inc	7,849	34,693
Sunstone Hotel Investors Inc	12,745	114,832
Xenia Hotels & Resorts Inc	6,414	95,120
		1,286,164
Industrial REITs - 0.7%
Americold Realty Trust Inc	19,181	219,814
EastGroup Properties Inc	3,567	660,216
First Industrial Realty Trust Inc	8,860	512,551
Lineage Inc (c)	3,799	124,455
LXP Industrial Trust	4,000	185,040
One Liberty Properties Inc	1,112	23,864
Rexford Industrial Realty Inc	15,593	510,359
STAG Industrial Inc Class A	12,501	450,786
Terreno Realty Corp	6,952	426,992
		3,114,077
Office REITs - 0.5%
Brandywine Realty Trust	12,850	34,824
BXP Inc	9,882	512,876
COPT Defense Properties	7,558	231,275
Cousins Properties Inc	11,321	255,515
Douglas Emmett Inc	11,246	105,937
Easterly Government Properties Inc	3,165	67,826
Empire State Realty Trust Inc Class A	9,597	49,904
Highwoods Properties Inc	7,498	160,532
Hudson Pacific Properties Inc (b)	3,424	20,236
JBG SMITH Properties	4,098	59,872
Kilroy Realty Corp	7,326	206,666
NET Lease Office Properties	1,294	14,907
Orion Properties Inc	3,334	7,167
Peakstone Realty Trust	2,122	44,329
Piedmont Realty Trust Inc Class A1 (b)	8,008	52,613
Postal Realty Trust Inc Class A	1,653	30,680
SL Green Realty Corp	4,792	177,016
Vornado Realty Trust	10,838	281,680
		2,313,855
Real Estate Management & Development - 0.6%
Compass Inc Class A (b)	32,755	239,439
Cushman & Wakefield Ltd	15,635	191,685
Douglas Elliman Inc (b)	4,793	7,861
eXp World Holdings Inc	5,930	35,521
Forestar Group Inc (b)	1,222	29,866
Howard Hughes Holdings Inc (b)	2,021	127,848
Jones Lang LaSalle Inc (b)	3,161	961,956
Kennedy-Wilson Holdings Inc	8,055	87,155
Marcus & Millichap Inc	1,719	45,708
Newmark Group Inc Class A	10,510	157,545
Opendoor Technologies Inc Class A (b)	53,820	251,878
Opendoor Technologies Inc warrants 11/20/2026 (b)	1,417	860
Opendoor Technologies Inc warrants 11/20/2026 (b)	1,417	349
Opendoor Technologies Inc warrants 11/20/2026 (b)	1,417	333
RE/MAX Holdings Inc Class A (b)	1,244	7,164
RMR Group Inc/The Class A	1,160	17,945
Seaport Entertainment Group Inc (b)	471	10,117
St Joe Co/The	2,692	169,058
Tejon Ranch Co (b)	1,593	30,012
Zillow Group Inc Class A (b)	3,273	135,469
Zillow Group Inc Class C (b)	11,772	487,126
		2,994,895
Residential REITs - 0.6%
American Homes 4 Rent Class A	21,808	608,879
Camden Property Trust	7,115	694,851
Centerspace	1,168	67,102
Equity LifeStyle Properties Inc	12,933	807,278
Independence Realty Trust Inc	16,056	239,074
NexPoint Residential Trust Inc	1,589	39,724
UMH Properties Inc	5,516	79,596
Veris Residential Inc	5,418	102,238
		2,638,742
Retail REITs - 1.4%
Acadia Realty Trust	8,889	169,958
Agree Realty Corp	7,666	577,863
Alexander's Inc	140	33,068
Brixmor Property Group Inc	20,438	588,614
CBL & Associates Properties Inc	1,015	39,006
Curbline Properties Corp	6,407	165,237
Federal Realty Investment Trust	5,241	556,647
FrontView REIT Inc	1,464	22,648
Getty Realty Corp (c)	3,627	115,339
InvenTrust Properties Corp	5,215	158,849
Kimco Realty Corp	45,303	1,017,958
Kite Realty Group Trust	14,529	356,687
Macerich Co/The	17,187	324,834
NETSTREIT Corp (c)	5,608	105,599
NNN REIT Inc	12,743	535,588
Phillips Edison & Co Inc	8,428	315,376
Regency Centers Corp	10,991	831,579
Saul Centers Inc	821	26,748
SITE Centers Corp	3,307	17,857
Tanger Inc	7,708	261,918
Urban Edge Properties	8,322	166,274
Whitestone REIT	2,906	46,932
		6,434,579
Specialized REITs - 0.6%
CubeSmart	15,301	560,782
EPR Properties	5,137	256,645
Farmland Partners Inc	2,867	32,196
Four Corners Property Trust Inc	7,241	171,250
Gladstone Land Corp	2,181	22,245
Lamar Advertising Co Class A	5,812	736,148
Millrose Properties Inc Class A	10,399	291,172
National Storage Affiliates Trust	4,814	181,680
Outfront Media Inc	9,736	258,004
Rayonier Inc	9,977	205,726
Safehold Inc	3,296	44,595
		2,760,443
TOTAL REAL ESTATE		26,000,927
Utilities - 2.5%
Electric Utilities - 0.8%
Hawaiian Electric Industries Inc (b)	11,631	172,604
IDACORP Inc	3,602	514,978
MGE Energy Inc	2,465	190,520
OGE Energy Corp	13,434	644,295
Oklo Inc Class A (b)(c)	8,258	409,514
Otter Tail Corp	2,813	246,897
Pinnacle West Capital Corp	7,978	803,784
Portland General Electric Co	7,525	397,094
TXNM Energy Inc	6,522	381,276
		3,760,962
Gas Utilities - 0.7%
Chesapeake Utilities Corp	1,565	197,769
MDU Resources Group Inc	13,679	283,429
National Fuel Gas Co	6,044	567,894
New Jersey Resources Corp	6,729	369,557
Northwest Natural Holding Co	2,813	149,707
ONE Gas Inc	4,006	345,037
Southwest Gas Holdings Inc	4,297	373,409
Spire Inc	3,957	358,267
UGI Corp	14,375	523,538
		3,168,607
Independent Power and Renewable Electricity Producers - 0.5%
AES Corp/The	47,636	671,191
Clearway Energy Inc Class A	3,558	139,367
Clearway Energy Inc Class C	4,469	175,587
Hallador Energy Co (b)	2,287	37,232
Ormat Technologies Inc	4,068	455,291
Talen Energy Corp (b)	3,056	975,567
		2,454,235
Multi-Utilities - 0.2%
Avista Corp	5,482	220,047
Black Hills Corp	5,053	350,729
Northwestern Energy Group Inc	4,117	271,475
Unitil Corp	1,164	60,807
		903,058
Water Utilities - 0.3%
American States Water Co	2,600	196,612
Cadiz Inc (b)	3,465	17,013
California Water Service Group	4,032	182,811
Consolidated Water Co Ltd	954	31,596
Essential Utilities Inc	18,901	761,143
H2O America (c)	2,225	130,541
Middlesex Water Co	1,314	68,394
York Water Co/The	931	28,349
		1,416,459
TOTAL UTILITIES		11,703,321
TOTAL UNITED STATES		437,271,112
TOTAL COMMON STOCKS (Cost $348,672,545)		448,675,558

U.S. Treasury Obligations - 0.1%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (h) (Cost $520,744)	3.64	523,000	520,726

Money Market Funds - 7.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.69	10,580,189	10,582,305
Fidelity Securities Lending Cash Central Fund (i)(j)	3.69	21,796,008	21,798,188
TOTAL MONEY MARKET FUNDS (Cost $32,380,493)			32,380,493

TOTAL INVESTMENT IN SECURITIES - 104.3% (Cost $381,573,782)	481,576,777
NET OTHER ASSETS (LIABILITIES) - (4.3)% (f)	(20,062,154)
NET ASSETS - 100.0%	461,514,623

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	45	6/2026	5,652,450	55,448
CME E-Mini S&P MidCap 400 Index Contracts (United States)	20	6/2026	6,793,000	71,132

TOTAL FUTURES CONTRACTS				126,580
The notional amount of long futures as a percentage of Net Assets is 2.7%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $74,490 or 0.0% of net assets.

(f)	Includes $349,564 of cash collateral to cover margin requirements for futures contracts.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $520,726.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $783,493.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	8,593,149	27,850,420	25,861,264	82,494	(235)	235	10,582,305	10,580,189	0.0%
Fidelity Securities Lending Cash Central Fund	18,674,475	25,298,942	22,175,229	25,306	-	-	21,798,188	21,796,008	0.1%
Total	27,267,624	53,149,362	48,036,493	107,800	(235)	235	32,380,493

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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